UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Federal Tax-Free Income Fund
Class A [FFQAX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Federal Tax-Free Income Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$78	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class A shares of Franklin Federal Tax-Free Income Fund returned 2.20%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 1.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight duration exposure to bonds with 20 or more years to maturity
Franklin Federal Tax-Free Income Fund	PAGE 1	1116-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class A	2.20	1.11	1.65
Class A (with sales charge)	-1.63	0.34	1.26
Bloomberg Municipal Bond Index	1.66	1.17	2.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$8,039,568,659
Total Number of Portfolio Holdings*	1,022
Total Management Fee Paid	$38,503,388
Portfolio Turnover Rate	9.61%
*	Does not include derivatives, except purchased options, if any.
Franklin Federal Tax-Free Income Fund	PAGE 2	1116-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Tax-Free Income Fund	PAGE 3	1116-ATSR-0625

Franklin Federal Tax-Free Income Fund
Class A1 [FKTIX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Federal Tax-Free Income Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$63	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class A1 shares of Franklin Federal Tax-Free Income Fund returned 2.35%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 1.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight duration exposure to bonds with 20 or more years to maturity
Franklin Federal Tax-Free Income Fund	PAGE 1	116-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class A1	2.35	1.27	1.75
Class A1 (with sales charge)	-1.53	0.50	1.36
Bloomberg Municipal Bond Index	1.66	1.17	2.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$8,039,568,659
Total Number of Portfolio Holdings*	1,022
Total Management Fee Paid	$38,503,388
Portfolio Turnover Rate	9.61%
*	Does not include derivatives, except purchased options, if any.
Franklin Federal Tax-Free Income Fund	PAGE 2	116-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Tax-Free Income Fund	PAGE 3	116-ATSR-0625

Franklin Federal Tax-Free Income Fund
Class C [FRFTX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Federal Tax-Free Income Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$118	1.17%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class C shares of Franklin Federal Tax-Free Income Fund returned 1.79%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 1.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight duration exposure to bonds with 20 or more years to maturity
Franklin Federal Tax-Free Income Fund	PAGE 1	216-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class C	1.79	0.71	1.19
Class C (with sales charge)	0.81	0.71	1.19
Bloomberg Municipal Bond Index	1.66	1.17	2.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$8,039,568,659
Total Number of Portfolio Holdings*	1,022
Total Management Fee Paid	$38,503,388
Portfolio Turnover Rate	9.61%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Federal Tax-Free Income Fund	PAGE 2	216-ATSR-0625

HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Tax-Free Income Fund	PAGE 3	216-ATSR-0625

Franklin Federal Tax-Free Income Fund
Class R6 [FFTQX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Federal Tax-Free Income Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$49	0.48%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class R6 shares of Franklin Federal Tax-Free Income Fund returned 2.50%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 1.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight duration exposure to bonds with 20 or more years to maturity
Franklin Federal Tax-Free Income Fund	PAGE 1	8116-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R6	2.50	1.41	1.85
Bloomberg Municipal Bond Index	1.66	1.17	2.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$8,039,568,659
Total Number of Portfolio Holdings*	1,022
Total Management Fee Paid	$38,503,388
Portfolio Turnover Rate	9.61%
*	Does not include derivatives, except purchased options, if any.
Franklin Federal Tax-Free Income Fund	PAGE 2	8116-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Tax-Free Income Fund	PAGE 3	8116-ATSR-0625

Franklin Federal Tax-Free Income Fund
Advisor Class [FAFTX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Federal Tax-Free Income Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$53	0.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Advisor Class shares of Franklin Federal Tax-Free Income Fund returned 2.45%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 1.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight duration exposure to bonds with 20 or more years to maturity
Franklin Federal Tax-Free Income Fund	PAGE 1	620-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	2.45	1.37	1.85
Bloomberg Municipal Bond Index	1.66	1.17	2.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$8,039,568,659
Total Number of Portfolio Holdings*	1,022
Total Management Fee Paid	$38,503,388
Portfolio Turnover Rate	9.61%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Federal Tax-Free Income Fund	PAGE 2	620-ATSR-0625

HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Tax-Free Income Fund	PAGE 3	620-ATSR-0625

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending April 30, 2024 and April 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $70,290 in April 30, 2024 and $75,115 in April 30, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in April 30, 2024 and $0 in April 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in April 30, 2024 and $10,000 in April 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in April 30, 2024 and $0 in April 30, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $158,426 in April 30, 2024 and $0 in April 30, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 Reports and professional fees relating to security counts.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i)  pre-approval of all audit and audit related services;

(ii)  pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii)  pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv)  establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $228,426 in April 30, 2024 and $377,023 in April 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Federal Tax-Free
Income Fund
Financial Statements and Other Important Information
Annual | April 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 38
Notes to Financial Statements 42
Report of Independent Registered Public Accounting Firm 51
Tax Information 52
Changes In and Disagreements with Accountants 53
Results of Meeting(s) of Shareholders 53
Remuneration Paid to Directors, Officers and Others 53
Board Approval of Management and Subadvisory Agreements 53

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.66 $10.72 $10.97 $12.31 $11.60
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.37 0.34 0.31 0.33
Net realized and unrealized gains (losses) ........... (0.14) (0.06) (0.25) (1.35) 0.71
Total from investment operations .................... 0.24 0.31 0.09 (1.04) 1.04
Less distributions from:
Net investment income .......................... (0.38) (0.37) (0.34) (0.30) (0.33)
Net asset value, end of year ....................... $10.52 $10.66 $10.72 $10.97 $12.31
Total return
c
................................... 2.20% 2.92% 0.87% (8.62)% 9.01%
Ratios to average net assets
Expenses
d,e
.................................... 0.77% 0.79% 0.79% 0.77% 0.78%
Net investment income ........................... 3.53% 3.50% 3.21% 2.56% 2.72%
Supplemental data
Net assets, end of year (000’s) ..................... $1,990,039 $1,968,264 $1,940,290 $1,916,791 $1,770,979
Portfolio turnover rate ............................ 9.61% 15.32% 28.31% 22.08% 16.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.66 $10.72 $10.97 $12.31 $11.60
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.39 0.36 0.33 0.35
Net realized and unrealized gains (losses) ........... (0.14) (0.07) (0.26) (1.35) 0.70
Total from investment operations .................... 0.26 0.32 0.10 (1.02) 1.05
Less distributions from:
Net investment income .......................... (0.40) (0.38) (0.35) (0.32) (0.34)
Net asset value, end of year ....................... $10.52 $10.66 $10.72 $10.97 $12.31
Total return
c
................................... 2.35% 3.08% 1.02% (8.48)% 9.17%
Ratios to average net assets
Expenses
d,e
.................................... 0.62% 0.64% 0.64% 0.63% 0.63%
Net investment income ........................... 3.68% 3.65% 3.35% 2.71% 2.89%
Supplemental data
Net assets, end of year (000’s) ..................... $4,024,438 $4,601,265 $5,215,087 $6,256,503 $6,919,289
Portfolio turnover rate ............................ 9.61% 15.32% 28.31% 22.08% 16.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.65 $10.71 $10.96 $12.30 $11.59
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.33 0.30 0.26 0.29
Net realized and unrealized gains (losses) ........... (0.14) (0.07) (0.25) (1.34) 0.70
Total from investment operations .................... 0.20 0.26 0.05 (1.08) 0.99
Less distributions from:
Net investment income .......................... (0.34) (0.32) (0.30) (0.26) (0.28)
Net asset value, end of year ....................... $10.51 $10.65 $10.71 $10.96 $12.30
Total return
c
................................... 1.79% 2.51% 0.47% (8.99)% 8.58%
Ratios to average net assets
Expenses
d,e
.................................... 1.17% 1.18% 1.19% 1.18% 1.18%
Net investment income ........................... 3.13% 3.09% 2.79% 2.15% 2.35%
Supplemental data
Net assets, end of year (000’s) ..................... $127,394 $180,672 $246,760 $340,772 $543,196
Portfolio turnover rate ............................ 9.61% 15.32% 28.31% 22.08% 16.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.67 $10.73 $10.98 $12.32 $11.61
Income from investment operations
a
:
Net investment income
b
......................... 0.41 0.40 0.37 0.35 0.37
Net realized and unrealized gains (losses) ........... (0.14) (0.06) (0.25) (1.35) 0.70
Total from investment operations .................... 0.27 0.34 0.12 (1.00) 1.07
Less distributions from:
Net investment income .......................... (0.41) (0.40) (0.37) (0.34) (0.36)
Net asset value, end of year ....................... $10.53 $10.67 $10.73 $10.98 $12.32
Total return .................................... 2.50% 3.22% 1.17% (8.35)% 9.31%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.48% 0.49% 0.50% 0.48% 0.49%
Expenses net of waiver and payments by affiliates
c
...... 0.48%
d
0.49%
d
0.49% 0.48%
d
0.49%
d
Net investment income ........................... 3.82% 3.79% 3.51% 2.88% 3.00%
Supplemental data
Net assets, end of year (000’s) ..................... $791,700 $824,024 $952,887 $761,716 $294,727
Portfolio turnover rate ............................ 9.61% 15.32% 28.31% 22.08% 16.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.67 $10.73 $10.98 $12.32 $11.61
Income from investment operations
a
:
Net investment income
b
......................... 0.41 0.40 0.37 0.34 0.36
Net realized and unrealized gains (losses) ........... (0.14) (0.07) (0.26) (1.35) 0.71
Total from investment operations .................... 0.27 0.33 0.11 (1.01) 1.07
Less distributions from:
Net investment income .......................... (0.41) (0.39) (0.36) (0.33) (0.36)
Net asset value, end of year ....................... $10.53 $10.67 $10.73 $10.98 $12.32
Total return .................................... 2.45% 3.18% 1.12% (8.39)% 9.27%
Ratios to average net assets
Expenses
c,d
.................................... 0.52% 0.54% 0.54% 0.52% 0.53%
Net investment income ........................... 3.78% 3.75% 3.44% 2.80% 2.98%
Supplemental data
Net assets, end of year (000’s) ..................... $1,105,998 $1,135,784 $998,541 $1,383,620 $1,829,553
Portfolio turnover rate ............................ 9.61% 15.32% 28.31% 22.08% 16.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Schedule of Investments, April 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 53,204 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Corporate Bonds 0.5%
Software 0.5%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 35,660,000 35,758,579
Total Corporate Bonds (Cost $ 35,660,000 ) ......................................
35,758,579
Municipal Bonds 98.2%
Alabama 3.2%
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 10,000,000 10,012,128
c
Black Belt Energy Gas District ,
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... 24,715,000 25,771,176
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 17,015,000 18,053,958
Revenue , 2023 D-1 , Refunding , Mandatory Put , 5.5% , 2/01/29 ................ 4,000,000 4,184,665
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 4,500,000 4,772,094
Chilton County Health Care Authority , County of Chilton Sales Tax , Revenue , 2015 A ,
5% , 11/01/40 ..................................................... 8,425,000 8,312,690
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5.5% , 10/01/53 ..........
39,600,000 40,558,356
d
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 12,700,000 11,065,095
c
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 25,230,000 27,042,516
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 15,000,000 16,311,279
Jacksonville Public Educational Building Authority ,
Jacksonville State University , Revenue , 2023 A , AGMC Insured , 5.25% , 8/01/53 ... 8,000,000 8,195,050
Jacksonville State University , Revenue , 2023 A , AGMC Insured , 5.5% , 8/01/58 .... 2,000,000 2,076,812
Southeast Energy Authority A Cooperative District ,
c
Revenue , 2021 B , Mandatory Put , 4% , 12/01/31 ........................... 1,000,000 983,702
c
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 12,850,000 13,626,654
c
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ 6,000,000 6,263,500
Revenue , 2024 A , 5% , 11/01/35 ....................................... 20,000,000 20,605,850
c
Revenue , 2025 A , Mandatory Put , 5% , 6/01/35 ............................ 19,500,000 20,000,699
c
Revenue , 2025 B , Mandatory Put , 5.25% , 1/01/33 ......................... 14,000,000 14,778,378
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
5,000,000 5,034,198
257,648,800
Alaska 0.2%
Alaska Municipal Bond Bank Authority , Revenue , 2015 , Refunding , 5% , 10/01/39 ...
12,950,000 12,954,271
Northern Tobacco Securitization Corp. ,
Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/50 ................... 3,250,000 2,747,104
Revenue, Senior Lien , 2021 B-1 , 2 , Refunding , 4% , 6/01/50 .................. 1,080,000 1,028,338
16,729,713
Arizona 2.1%
Arizona Industrial Development Authority ,
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/32 ............. 205,000 206,530
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/33 ............. 220,000 221,405
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/34 ............. 230,000 220,917
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/35 ............. 235,000 222,972
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/36 ............. 220,000 206,157
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ 10,000,000 8,481,866

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
c
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2022-1 , Mandatory
Put , 5% , 9/01/27 .................................................. $ 9,000,000 $ 9,145,098
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 15,036,763
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 10,000,000 10,011,047
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 25,000,000 24,114,530
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 6,000,000 6,005,731
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 4% , 7/01/45 .................................................. 3,235,000 2,888,729
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/32 ..... 6,000,000 6,806,633
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/34 ..... 5,000,000 5,748,282
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/35 ..... 9,860,000 11,391,364
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 8,690,681
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 E , 4% , 1/01/45 ............... 10,000,000 9,111,068
Banner Health Obligated Group , Revenue , 2019 F , 4% , 1/01/45 ............... 25,000,000 22,777,670
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 A , Refunding , 3.6% , 2/01/40 ............. 19,500,000 17,136,267
Southern California Edison Co. , Revenue , 2000 A , Refunding , 2.4% , 6/01/35 ..... 5,000,000 3,983,757
Salt River Project Agricultural Improvement & Power District , Revenue , 2023 A , 5% ,
1/01/47 ......................................................... 6,245,000 6,520,253
168,927,720
Arkansas 0.1%
Arkansas Development Finance Authority , Baptist Memorial Health Care Obligated
Group , Revenue , 2020 B-1 , Refunding , 5% , 9/01/44 ........................ 6,100,000 6,077,684
City of Centerton ,
Sales & Use Tax , Revenue , 2024 , AGMC Insured , 4% , 11/01/44 ............... 2,250,000 2,091,171
Sales & Use Tax , Revenue , 2024 , AGMC Insured , 4.125% , 11/01/49 ........... 1,400,000 1,337,966
Sales & Use Tax , Revenue , 2024 , AGMC Insured , 4% , 11/01/54 ............... 1,625,000 1,576,276
11,083,097
California 8.4%
d
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... 17,835,000 17,605,820
c
Align Capital Trust , Revenue , 2020-4 A , Mandatory Put , 3.75% , 1/01/26 .......... 9,777,791 9,649,341
c
ARC70 II TRUST , Revenue , 2021-1 , A , Mandatory Put , 4% , 12/01/37 ............ 11,360,000 9,539,301
c
California Community Choice Financing Authority ,
Revenue , 2023 A-1 , Mandatory Put , 5% , 8/01/29 .......................... 5,000,000 5,197,256
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 43,250,000 44,954,975
d
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 22,400,000 18,363,076
Brio Apartments & Next on Lex Apartments , Revenue, Senior Lien , 144A, 2021 A-1 ,
4% , 2/01/56 .................................................... 17,850,000 14,609,470
K Street Flats , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ...................... 10,000,000 6,509,956
California Statewide Communities Development Authority ,
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5% ,
8/15/42 ........................................................ 425,000 439,282
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.125% ,
8/15/47 ........................................................ 620,000 634,819
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.25% ,
8/15/52 ........................................................ 7,815,000 7,996,018
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.375% ,
8/15/57 ........................................................ 12,495,000 12,833,188

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
CMFA Special Finance Agency ,
Latitude33 , Revenue , 144A, 2021 A-1 , 3% , 12/01/56 ....................... $ 12,000,000 $ 7,861,522
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 5,300,000 4,446,230
d
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 19,573,141
d
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 19,216,035
Corona-Norco Unified School District ,
GO , C , AGMC Insured , 6.2% , 8/01/29 .................................. 3,250,000 3,480,678
GO , C , Pre-Refunded , AGMC Insured , 6.8% , 8/01/39 ....................... 8,500,000 9,213,731
e
GO , C , AGMC Insured , 4.74%, 8/01/39 ................................. 7,500,000 3,874,274
d
CSCDA Community Improvement Authority ,
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... 10,000,000 8,016,139
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% , 5/01/57 ...... 12,500,000 8,332,995
Acacia on Santa Rosa Creek , Revenue, Senior Lien , 144A, 2021 A , 4% , 10/01/56 . 13,000,000 10,298,651
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-2 , 4.3% , 7/01/59 .......... 13,700,000 10,832,175
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 6,981,832
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 2,715,000 2,374,316
Monterey Station Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 7/01/43 . 7,855,000 5,991,101
Park Crossing Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 12/01/58 . 18,750,000 12,430,477
Vineyard Garden Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 10/01/58 14,000,000 9,242,449
Waterscape Apartments , Revenue, Senior Lien , 144A, 2021 A , 3% , 9/01/56 ...... 1,670,000 1,109,208
Westgate Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/47 ...... 15,000,000 10,188,246
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 12/01/49 ... 30,000,000 19,297,995
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 4% , 12/01/58 ... 25,000,000 17,762,560
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AGMC Insured , 5.4% , 1/15/30 ................. 15,475,000 16,975,971
Revenue , 2013 A , Refunding , 6.85% , 1/15/42 ............................. 20,000,000 22,854,312
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
12,500,000 14,856,074
e
New Haven Unified School District ,
GO , 2009 , AGMC Insured , 3.4%, 8/01/31 ................................ 2,055,000 1,667,267
GO , 2009 , AGMC Insured , 3.45%, 8/01/32 ............................... 7,830,000 6,121,791
GO , 2009 , AGMC Insured , 3.54%, 8/01/33 ............................... 7,660,000 5,749,944
Norman Y Mineta San Jose International Airport SJC , Revenue , 2017 A , Refunding ,
5% , 3/01/47 ...................................................... 23,855,000 23,846,233
Oro Grande Elementary School District ,
COP , 2020 , Refunding , 4% , 9/15/25 .................................... 2,120,000 2,117,419
COP , 2020 , Refunding , 4% , 9/15/27 .................................... 2,400,000 2,398,436
COP , 2020 , Refunding , 4% , 9/15/28 .................................... 2,095,000 2,090,048
e
Rialto Unified School District , GO , 2011 A , AGMC Insured , 4.48%, 8/01/36 ........ 20,000,000 12,214,392
San Diego County Regional Airport Authority , Revenue, Senior Lien , 2023 B , 5.25% ,
7/01/58 ......................................................... 15,000,000 15,402,470
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 26,805,000 26,807,909
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 13,000,000 12,963,254
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 ....................
10,600,000 10,603,171
e
San Mateo Foster City School District , GO , A , 5.479%, 8/01/42 ................. 50,000,000 53,330,485
e
San Mateo Union High School District ,
GO , 2011 A , 6.124%, 9/01/33 ......................................... 6,065,000 5,834,849
GO , 2011 A , 6.48%, 9/01/41 .......................................... 20,000,000 20,441,424
e
Santa Ana Unified School District ,
GO , 2009 B , AGMC Insured , 3.82%, 8/01/35 ............................. 10,000,000 6,807,005
GO , 2009 B , AGMC Insured , 3.9%, 8/01/36 .............................. 18,865,000 12,261,554
GO , 2009 B , AGMC Insured , 3.98%, 8/01/37 ............................. 10,000,000 6,197,447
f
Southern California Public Power Authority , Revenue , FRN , 2007 B , 4.52% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 6,000,000 5,744,489

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California , GO , 2002 , NATL Insured , 5% , 10/01/32 ....................
$ 20,000 $ 20,020
e
West Contra Costa Unified School District ,
GO , C-1 , Refunding , AGMC Insured , 3.23%, 8/01/29 ....................... 10,000,000 8,735,622
GO , C-1 , Refunding , AGMC Insured , 3.26%, 8/01/30 ....................... 20,845,000 17,612,420
GO , C-1 , Refunding , AGMC Insured , 3.3%, 8/01/31 ........................ 20,000,000 16,326,508
GO , C-1 , Refunding , AGMC Insured , 3.36%, 8/01/32 ....................... 10,730,000 8,443,124
677,279,895
Colorado 2.9%
d
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... 3,555,000 3,612,545
Baseline Metropolitan District No. 1 , GO , 2024 A , Refunding , AGMC Insured , 4% ,
12/01/46 ........................................................ 2,000,000 1,832,178
d
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/49 ........................................................ 1,575,000 1,379,191
City & County of Denver ,
Airport System , Revenue , 1992 C , NATL Insured , ETM, 6.125% , 11/15/25 ....... 1,055,000 1,066,498
Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/37 .................. 10,000,000 10,135,802
Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/43 .................. 5,000,000 5,001,089
Airport System , Revenue , 2018 A , Refunding , 5.25% , 12/01/43 ............... 11,045,000 11,202,032
Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/48 .................. 15,500,000 15,446,827
Airport System , Revenue , 2022 D , Refunding , 5.75% , 11/15/45 ............... 10,000,000 10,708,502
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 10,000,000 10,070,023
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 39,690,000 39,849,732
e
Pledged Excise Tax , Revenue , 2018 A-2 , 4.5%, 8/01/35 ..................... 2,000,000 1,273,260
e
Pledged Excise Tax , Revenue , 2018 A-2 , 4.63%, 8/01/36 .................... 2,500,000 1,502,274
e
Pledged Excise Tax , Revenue , 2018 A-2 , 4.75%, 8/01/37 .................... 2,455,000 1,389,442
e
Pledged Excise Tax , Revenue , 2018 A-2 , 4.88%, 8/01/38 .................... 2,000,000 1,063,767
Colorado Educational & Cultural Facilities Authority , James Irwin Educational
Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/62 ................... 2,200,000 2,043,514
Colorado Health Facilities Authority ,
AdventHealth Obligated Group , Revenue , 2016 A , Refunding , 5% , 11/15/41 ...... 20,505,000 20,514,715
AdventHealth Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 12,000,000 12,125,359
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 13,000,000 11,241,199
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... 10,500,000 10,769,767
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... 4,930,000 4,055,744
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 .....
1,752,000 1,567,319
d
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 1,777,231
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/50 .................
1,575,000 1,353,547
d
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,475,147
Park Creek Metropolitan District , Westerly Creek District Service Area , Revenue,
Senior Lien , 2018 A , 5% , 12/01/46 ..................................... 2,875,000 2,888,148
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 .
1,375,000 1,412,824
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
20,000,000 23,371,210
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
5,675,000 5,049,646
South Maryland Creek Ranch Metropolitan District ,
GO , 2023 , Refunding , AGMC Insured , 5% , 12/01/48 ........................ 800,000 811,414
GO , 2023 , Refunding , AGMC Insured , 5.125% , 12/01/57 .................... 2,150,000 2,179,384
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
3.75% , 12/01/40 ................................................. 500,000 425,567
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
4.25% , 12/01/50 ................................................. 1,150,000 976,004
Westminster Public Schools , GO , 2024 A , 5% , 12/01/49 ......................
15,000,000 15,629,115
237,200,016

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... $ 2,200,000 $ 2,136,729
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 6,000,000 5,365,734
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/41 ... 5,000,000 4,616,917
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... 6,000,000 5,360,879
17,480,259
Delaware 0.1%
County of Kent ,
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/40 ........................... 1,100,000 1,097,529
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/48 ........................... 1,485,000 1,414,732
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/53 ........................... 1,100,000 1,021,744
Delaware State Economic Development Authority ,
Newark Charter School, Inc. , Revenue , 2021 , Refunding , 4% , 9/01/41 .......... 600,000 528,598
Newark Charter School, Inc. , Revenue , 2021 , Refunding , 4% , 9/01/51 .......... 3,300,000 2,675,939
6,738,542
Florida 9.2%
Alachua County Health Facilities Authority ,
Oak Hammock at the University of Florida Obligated Group , Revenue , 2022 ,
Refunding , 4% , 10/01/40 ........................................... 2,500,000 2,201,266
Oak Hammock at the University of Florida Obligated Group , Revenue , 2022 ,
Refunding , 4% , 10/01/46 ........................................... 1,750,000 1,429,149
Ave Maria Stewardship Community District , Assessments , Special Assessment , 2022
A , Refunding , 4% , 5/01/42 ........................................... 5,020,000 4,317,927
Babcock Ranch Community Independent Special District ,
Assessment Area 3A , Special Assessment , 2020 , 4% , 5/01/40 ................ 1,840,000 1,689,307
Assessment Area 3A , Special Assessment , 2020 , 4% , 5/01/50 ................ 1,500,000 1,247,915
d
Bannon Lakes Community Development District , Phase 2 , Special Assessment , 144A,
2021 , 3.5% , 5/01/41 ................................................ 700,000 585,243
Brevard County Health Facilities Authority , Health First, Inc. Obligated Group , Revenue ,
2022 A , Refunding , 5% , 4/01/52 ....................................... 10,000,000 9,975,293
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/31 ...... 1,500,000 1,563,040
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/53 ....................................................... 2,125,000 1,962,223
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/58 ....................................................... 2,000,000 1,822,991
Capital Trust Agency, Inc. ,
d
Kingdom Kensington LLC , Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .......... 22,800,000 19,194,827
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/31 ................. 500,000 493,971
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/41 ................. 325,000 287,371
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/51 ................. 385,000 310,670
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/56 ................. 485,000 382,801
d
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,000,000 1,325,354
Capital Trust Authority ,
d,e
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 , Refunding , 5.53%,
3/01/29 ........................................................ 55,690,000 45,300,468
Seaside School Consortium, Inc. , Revenue , 2024 A , 5.125% , 6/15/59 ........... 1,485,000 1,372,326
Central Florida Expressway Authority ,
Revenue, Senior Lien , 2016 B , Refunding , 4% , 7/01/39 ..................... 5,000,000 4,792,502
Revenue, Senior Lien , 2016 B , Refunding , 4% , 7/01/40 ..................... 5,825,000 5,513,014
Revenue, Senior Lien , 2018 , 5% , 7/01/48 ................................ 16,000,000 16,139,403
Centre Lake Community Development District ,
Special Assessment , 2021 , 3% , 5/01/42 ................................. 1,140,000 868,460
Special Assessment , 2021 , 4% , 5/01/52 ................................. 1,845,000 1,549,824

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
City of Atlantic Beach ,
Naval Continuing Care Retirement Foundation Obligated Group , Revenue , 2018 A ,
5% , 11/15/38 ................................................... $ 1,105,000 $ 1,093,365
Naval Continuing Care Retirement Foundation Obligated Group , Revenue , 2018 A ,
5% , 11/15/53 ................................................... 9,235,000 8,361,637
City of Cape Coral , Water & Sewer , Revenue , 2017 , Refunding , 5% , 10/01/39 ......
10,000,000 10,216,349
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 .................
10,325,000 10,550,688
City of Gainesville ,
Utilities System , Revenue , 2017 A , 5% , 10/01/37 .......................... 5,000,000 5,110,275
Utilities System , Revenue , 2019 A , 5% , 10/01/47 .......................... 28,010,000 28,383,247
Utilities System , Revenue , 2019 A , Pre-Refunded , 5% , 10/01/47 ............... 125,000 134,451
City of Jacksonville ,
Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/45 .. 5,000,000 4,414,926
Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 5% , 11/01/50 .. 20,000,000 19,184,564
e
City of Melbourne ,
Water & Sewer , Revenue , 2000 A , FGIC Insured , ETM, 3.19%, 10/01/26 ........ 1,500,000 1,433,976
Water & Sewer , Revenue , 2002 B , Refunding , NATL Insured , 3.46%, 10/01/26 .... 4,500,000 4,287,563
City of Miami Beach , Stormwater , Revenue , 2015 , 5% , 9/01/41 .................
10,000,000 10,031,504
City of Palmetto , Renaissance Arts and Education, Inc. , Revenue , 2022 A , Refunding ,
5.25% , 6/01/52 ................................................... 3,000,000 2,970,993
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% ,
9/01/50 ........................................................ 4,730,000 3,814,583
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2021 A , 4% , 9/01/56 . 10,150,000 7,828,164
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Foundation, Inc. , Revenue , 2017 , Refunding , 4% ,
8/15/47 ........................................................ 5,750,000 4,978,058
Baptist Health South Florida Foundation, Inc. , Revenue , 2017 , Refunding , 5% ,
8/15/47 ........................................................ 7,845,000 7,858,045
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ......
15,000,000 14,052,221
e
City of Tampa ,
State of Florida Cigarette Tax , Revenue , 2020 A , 4.43%, 9/01/35 .............. 755,000 479,962
State of Florida Cigarette Tax , Revenue , 2020 A , 4.56%, 9/01/36 .............. 800,000 479,578
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
15,000,000 13,096,142
County of Miami-Dade ,
Aviation , Revenue , 2025 A , 5.25% , 10/01/50 ............................. 6,740,000 6,875,188
Seaport Department , Revenue, Senior Lien , 2022 A , Refunding , 5.25% , 10/01/52 .. 6,000,000 6,063,046
Transit System , Revenue , 2015 , Refunding , 5% , 7/01/35 .................... 7,000,000 7,014,609
Transit System , Revenue , 2018 , 5% , 7/01/43 ............................. 10,000,000 10,194,192
Transit System , Revenue , 2018 , 4% , 7/01/47 ............................. 5,000,000 4,487,440
Transit System , Revenue , 2020 A , 4% , 7/01/48 ........................... 5,000,000 4,443,498
Water & Sewer System , Revenue , 2019 B , 4% , 10/01/49 .................... 27,500,000 23,396,884
County of Monroe ,
Airport , Revenue , 2022 , 5.25% , 10/01/47 ................................ 1,000,000 1,016,388
Airport , Revenue , 2022 , 5% , 10/01/52 .................................. 1,500,000 1,448,410
County of Osceola , Transportation , Revenue , 2019 A-1 , Refunding , 5% , 10/01/49 ...
4,500,000 4,553,643
Crystal Cay Community Development District , Special Assessment , 2021 , 4% , 5/01/51
1,000,000 844,293
Cypress Mill Community Development District ,
Special Assessment , 2023 , 5% , 5/01/43 ................................. 560,000 554,616
Special Assessment , 2023 , 5% , 5/01/53 ................................. 1,000,000 962,473
d
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 4,000,000 3,881,802
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.375% , 6/15/54 ................................... 750,000 717,740
d
Epperson North Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2018 A-1 , 5.5% , 11/01/39 ............................. 1,490,000 1,515,886

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Escambia County Health Facilities Authority ,
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/36 . $ 4,165,000 $ 4,294,710
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/37 . 6,000,000 6,167,869
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/40 . 4,000,000 4,055,723
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/45 . 19,465,000 17,077,624
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 . 18,985,000 15,939,933
Everlands Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.55% , 6/15/54 ............................................... 1,000,000 984,569
Florida Development Finance Corp. ,
Brightline Trains Florida LLC , Revenue , 2024 , Refunding , AGMC Insured , 5.25% ,
7/01/53 ........................................................ 40,000,000 40,192,612
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/35 .......... 325,000 310,144
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/45 .......... 600,000 506,965
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/33 .................................................... 1,350,000 1,403,478
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/38 .................................................... 1,400,000 1,425,597
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/39 .................................................... 2,750,000 2,789,416
Florida Housing Finance Corp. , Revenue , 2020-1 , GNMA Insured , 2.75% , 7/01/50 ...
1,410,000 925,558
Florida Municipal Loan Council , Shingle Creek Transit & Utility Community
Development District , Special Assessment , 2024 , 5.4% , 5/01/54 ............... 820,000 808,541
Greater Orlando Aviation Authority ,
Revenue , 2017 A , 5% , 10/01/47 ....................................... 10,925,000 10,938,741
Revenue , 2019 A , 4% , 10/01/49 ....................................... 15,000,000 13,192,400
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 2,500,000 2,507,634
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,167,069
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 4% , 5/01/45 ............. 1,515,000 1,424,339
Special Assessment , 2020 , Refunding , BAM Insured , 4% , 5/01/50 ............. 1,800,000 1,595,843
Hillsborough County Aviation Authority , Revenue , 2018 E , 5% , 10/01/48 ..........
5,000,000 5,005,276
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/50 ....................... 6,500,000 5,573,206
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 3,424,877
Keys Edge Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 5.375% , 5/01/55 .............................................. 1,000,000 948,439
Kingman Gate Community Development District , Special Assessment , 2021 , 3.6% ,
6/15/41 ......................................................... 750,000 661,825
d
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
5.2% , 6/15/44 .................................................... 245,000 245,423
Lakes by the Bay South Community Development District , Special Assessment , 2024 ,
Refunding , 5% , 5/01/34 ............................................. 2,000,000 2,087,396
Lakewood Ranch Stewardship District , Assessments , Special Assessment , 2024 ,
5.55% , 5/01/54 ................................................... 530,000 524,203
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2019 , 5% , 11/15/44 ................................................ 6,360,000 6,324,902
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.35% , 5/01/41 .................................... 250,000 205,645
c ,d ,e
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put ,
0.461%, 5/01/52 ................................................... 27,000,000 24,367,500
Los Cayos Community Development District ,
Special Assessment , 2024 , 5.25% , 6/15/44 .............................. 850,000 837,328
Special Assessment , 2024 , 5.55% , 6/15/54 .............................. 800,000 785,415
Miami-Dade County Expressway Authority , Revenue , A , Refunding , 5% , 7/01/40 ....
40,000,000 40,062,424

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Miami-Dade County Health Facilities Authority , Variety Children's Hospital Obligated
Group , Revenue , 2017 , Refunding , 4% , 8/01/47 ........................... $ 3,500,000 $ 3,164,870
Mid-Bay Bridge Authority , Revenue , 2015 A , Refunding , 5% , 10/01/40 ............
5,000,000 5,000,183
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... 4,800,000 4,997,404
North Sumter County Utility Dependent District ,
Revenue, Senior Lien , 2019 , 5% , 10/01/49 ............................... 3,635,000 3,647,580
Revenue, Senior Lien , 2019 , 5% , 10/01/54 ............................... 7,000,000 6,992,176
Pacific Ace Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/55 ......................................................... 750,000 743,773
Palm Beach County Educational Facilities Authority ,
Palm Beach Atlantic University Obligated Group , Revenue , 2021 , Refunding , 4% ,
10/01/41 ....................................................... 3,695,000 3,216,531
Palm Beach Atlantic University Obligated Group , Revenue , 2021 , Refunding , 4% ,
10/01/46 ....................................................... 7,570,000 6,320,215
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 B , 5% ,
11/15/42 ....................................................... 1,000,000 1,006,879
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/36 .... 1,235,000 1,239,306
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/41 .... 5,060,000 5,046,131
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/47 .... 130,000 125,236
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding ,
7.625% , 5/15/58 ................................................. 1,620,000 1,806,090
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien , 2020 A-1 , Refunding , AGMC Insured , 2.625% ,
5/01/34 ........................................................ 1,200,000 994,601
Special Assessment, Senior Lien , 2020 A-1 , Refunding , AGMC Insured , 2.8% ,
5/01/37 ........................................................ 995,000 783,241
Poitras East Community Development District , Special Assessment , 2023 , 5.25% ,
5/01/52 ......................................................... 2,500,000 2,468,912
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3.5% , 5/01/41 ..................................... 750,000 658,005
Reunion West Community Development District , Assessment Area 1 , Special
Assessment , 2022 , Refunding , 3% , 5/01/36 .............................. 1,250,000 1,085,136
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3.3% , 5/01/42 ..................................... 495,000 397,715
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/36 ..................................... 750,000 629,578
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/37 ........................................................ 2,350,000 2,351,947
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/42 ........................................................ 1,600,000 1,550,682
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/47 ........................................................ 2,450,000 2,286,736
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/33 .............. 600,000 606,750
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/38 .............. 1,025,000 1,017,490
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/48 .............. 1,850,000 1,715,018
Sarasota County Public Hospital District ,
Obligated Group , Revenue , 2022 , 4% , 7/01/52 ............................ 15,000,000 12,968,608
Sarasota County Public Hospital District Obligated Group , Revenue , 2018 , 4% ,
7/01/48 ........................................................ 10,000,000 8,839,056
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 20,889,371
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.25% , 6/15/41 .................................... 500,000 400,390

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
South Fork East Community Development District ,
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/26 ............. $ 100,000 $ 99,146
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/31 ............. 246,000 230,467
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/38 ............. 597,000 495,810
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 7,250,000 5,756,549
Tampa Bay Water , Revenue , 2024 A , 5.25% , 10/01/54 ........................
8,000,000 8,395,398
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ...........
760,000 779,736
Timber Creek Southwest Community Development District ,
Special Assessment , 2020 , 4% , 6/15/40 ................................. 1,000,000 889,284
Special Assessment , 2020 , 4% , 6/15/50 ................................. 2,000,000 1,604,545
Tohoqua Community Development District , Phase 2 , Special Assessment , 2021 ,
4% , 5/01/51 ...................................................... 1,175,000 947,120
Touchstone Community Development District , Special Assessment, Senior Lien , 2022
A-1 , 5.5% , 5/01/53 ................................................. 1,800,000 1,823,188
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 ..............................
5,000,000 4,877,690
Two Lakes Community Development District , Special Assessment , 2024 , 5% , 5/01/55
1,720,000 1,694,450
University of North Florida Financing Corp. (The) , University of North Florida Dormitory
Facilities , Revenue , 2016 , Refunding , AGMC Insured , 5% , 11/01/35 ............ 5,000,000 5,058,772
d
Village Community Development District No. 15 ,
Special Assessment , 144A, 2024 , 4.55% , 5/01/44 ......................... 750,000 716,944
Special Assessment , 144A, 2024 , 4.8% , 5/01/55 .......................... 1,750,000 1,657,658
Phase I , Special Assessment , 144A, 2023 , 5% , 5/01/43 ..................... 1,500,000 1,500,604
Phase I , Special Assessment , 144A, 2023 , 5.25% , 5/01/54 ................... 6,075,000 6,082,139
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc. , Revenue , 2017 , Refunding , 5% , 10/15/47 5,000,000 5,019,046
Embry-Riddle Aeronautical University, Inc. , Revenue , 2020 A , Refunding , 5% ,
10/15/49 ....................................................... 3,000,000 3,017,510
Wildwood Utility Dependent District , Revenue , 2023 , AGMC Insured , 5.5% , 10/01/53 .
6,970,000 7,407,083
741,821,117
Georgia 3.8%
Atlanta Development Authority (The) ,
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/26 .. 5,000,000 5,032,505
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/27 .. 5,000,000 5,089,657
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 13,210,034
City of Atlanta ,
Airport Passenger Facility Charge , Revenue , 2023 E , 5.25% , 7/01/43 ........... 4,250,000 4,447,234
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2019 D , 4% , 7/01/36 ..... 15,800,000 15,380,644
Water & Wastewater , Revenue , 2018 B , Refunding , 5% , 11/01/47 .............. 4,845,000 4,886,607
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/53 .................................... 1,875,000 1,894,056
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 10,000,000 10,158,143
Development Authority for Fulton County , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 20,000,000 17,722,700
Development Authority of Burke County (The) ,
Oglethorpe Power Corp. , Revenue , 2017 C , Refunding , 4.125% , 11/01/45 ....... 2,500,000 2,226,755
Oglethorpe Power Corp. , Revenue , 2017 D , Refunding , 4.125% , 11/01/45 ....... 18,500,000 16,477,987
d
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 39,080,000 31,558,863
Fayette County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2016 A , 5% , 7/01/46 ........................................ 15,000,000 15,021,886
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,000,000 4,828,006

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ $ 2,250,000 $ 2,240,173
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/28 ...................................... 5,000,000 5,244,699
c
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 16,500,000 16,435,584
c
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 14,500,000 14,381,338
c,d
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 22,155,000 21,979,672
c
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 33,595,000 34,855,115
c
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 20,000,000 20,982,314
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2025 A , 5% , 7/01/55 ........
12,500,000 13,027,425
Municipal Electric Authority of Georgia ,
Revenue , 2021 A , Refunding , 5% , 1/01/63 ............................... 7,920,000 7,713,511
Revenue , 2022 A , 5.5% , 7/01/63 ...................................... 2,500,000 2,573,240
Revenue , 2023 A , 5.5% , 7/01/64 ...................................... 5,000,000 5,154,912
Private Colleges & Universities Authority , Emory University , Revenue , 2013 A , 5% ,
10/01/43 ........................................................ 10,000,000 10,001,203
302,524,263
Hawaii 1.4%
City & County Honolulu ,
Wastewater System , Revenue, Senior Lien , 2024 A , 5% , 7/01/49 .............. 15,400,000 16,046,290
Wastewater System , Revenue, Senior Lien , 2024 A , 5.25% , 7/01/54 ............ 7,000,000 7,365,144
State of Hawaii ,
Airports System , Revenue , 2018 A , 5% , 7/01/43 ........................... 20,805,000 20,893,020
Airports System , Revenue , 2018 A , 5% , 7/01/48 ........................... 21,315,000 21,335,360
Airports System , Revenue , 2022 A , 4% , 7/01/47 ........................... 10,000,000 8,862,340
Airports System , Revenue , 2022 A , 5% , 7/01/47 ........................... 13,200,000 13,252,535
Airports System , Revenue , 2025 C , Refunding , 5% , 7/01/45 .................. 2,390,000 2,426,839
Department of Budget & Finance , Revenue , 2019 , Refunding , 3.2% , 7/01/39 ..... 10,000,000 8,254,879
Department of Budget & Finance , Revenue , 2019 , 3.5% , 10/01/49 ............. 17,035,000 12,945,440
111,381,847
Idaho 0.2%
Idaho Health Facilities Authority ,
St. Luke's Health System Ltd. Obligated Group , Revenue , 2018 A , Refunding , 5% ,
3/01/37 ........................................................ 7,750,000 7,999,749
Trinity Health Corp. Obligated Group , Revenue , 2019 ID , 4% , 12/01/43 ......... 6,000,000 5,507,159
Idaho Housing & Finance Association ,
White Pine Charter School, Inc. , Revenue , 2023 A , 5.5% , 5/01/43 ............. 350,000 360,767
White Pine Charter School, Inc. , Revenue , 2023 A , 5.75% , 5/01/48 ............. 525,000 544,791
White Pine Charter School, Inc. , Revenue , 2023 A , 5.75% , 5/01/58 ............. 1,000,000 1,027,149
15,439,615
Illinois 5.6%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.75% , 4/01/48 ................................................... 20,000,000 21,019,334
Chicago Midway International Airport ,
Revenue, Second Lien , 2016 B , Refunding , 5% , 1/01/46 .................... 10,000,000 10,013,736
Revenue, Senior Lien , 2023 A , Refunding , BAM Insured , 5.5% , 1/01/53 ......... 6,000,000 6,232,208
Chicago O'Hare International Airport ,
Revenue, Senior Lien , 2016 D , 5.25% , 1/01/42 ............................ 10,000,000 10,121,067
Revenue, Senior Lien , 2016 D , 5% , 1/01/47 .............................. 18,000,000 18,012,361
Revenue, Senior Lien , 2017 D , Refunding , 5% , 1/01/52 ..................... 6,335,000 6,299,972
Revenue, Senior Lien , 2018 A , Refunding , 5% , 1/01/53 ..................... 10,000,000 9,928,909
Revenue, Senior Lien , 2022 A , 5% , 1/01/55 .............................. 36,500,000 36,289,618
Revenue, Senior Lien , 2024 A , 5.5% , 1/01/53 ............................. 13,115,000 13,629,108

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Chicago Park District ,
GO , 2020 C , BAM Insured , 4% , 1/01/41 ................................. $ 1,400,000 $ 1,271,828
GO , 2020 C , BAM Insured , 4% , 1/01/42 ................................. 4,300,000 3,858,944
GO , 2020 D , BAM Insured , 4% , 1/01/37 ................................. 1,000,000 948,943
GO , 2020 D , BAM Insured , 4% , 1/01/38 ................................. 1,000,000 941,109
Chicago Transit Authority Sales Tax Receipts Fund , Revenue, Second Lien , 2022 A ,
Refunding , 5% , 12/01/57 ............................................ 15,000,000 15,035,062
City of Chicago ,
GO , 2023 A , 5.5% , 1/01/39 ........................................... 1,050,000 1,097,604
GO , 2023 A , 5.5% , 1/01/40 ........................................... 15,555,000 16,148,630
GO , 2023 A , 5.5% , 1/01/43 ........................................... 3,875,000 3,938,971
GO , 2024 A , 5% , 1/01/44 ............................................ 1,500,000 1,473,643
GO , 2024 A , 5% , 1/01/45 ............................................ 3,130,000 3,026,927
GO , 2024 A , 5.25% , 1/01/45 .......................................... 5,690,000 5,692,993
City of Galesburg , Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/46 ......
7,000,000 5,781,668
City of Granite City , Waste Management of Illinois, Inc. , Revenue , 2002 , 1.25% ,
5/01/27 ......................................................... 5,750,000 5,389,187
Illinois Finance Authority ,
Bradley University , Revenue , 2021 A , Refunding , 4% , 8/01/46 ................ 2,250,000 1,867,463
Bradley University , Revenue , 2021 A , Refunding , 4% , 8/01/51 ................ 4,650,000 3,721,715
g
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/41 ......... 1,356,780 393,466
g
Christian Homes, Inc. Obligated Group , Revenue , 2021 B , Refunding , 3.25% ,
5/15/27 ........................................................ 639,697 185,512
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/41 .............................. 750,000 674,973
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/51 .............................. 1,000,000 827,656
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/56 .............................. 750,000 608,580
Illinois Housing Development Authority , Revenue , 2022 G , GNMA Insured , 5% ,
10/01/46 ........................................................ 2,780,000 2,802,123
Macon County School District No. 61 Decatur ,
GO , 2020 C , Refunding , AGMC Insured , 4% , 1/01/40 ....................... 3,700,000 3,601,323
GO , 2020 C , Refunding , AGMC Insured , 4% , 1/01/45 ....................... 3,125,000 2,833,327
Metropolitan Pier & Exposition Authority ,
Revenue , 1996 , ETM, 7% , 7/01/26 ..................................... 3,330,000 3,411,231
e
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2002 A , NATL
Insured , 4.81%, 12/15/37 .......................................... 10,000,000 5,490,162
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2020 A ,
Refunding , 5% , 6/15/50 ............................................ 8,500,000 8,439,427
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 36,000,000 29,007,122
Northern Illinois University , COP , 2024 , BAM Insured , 5.5% , 4/01/49 .............
2,000,000 2,080,341
e
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AGMC Insured , 3.87%, 12/01/26 ..................................... 2,465,000 2,320,769
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AGMC Insured , ETM, 3.29%, 12/01/26 ................................ 5,235,000 4,970,267
State of Illinois ,
GO , 2016 , 5% , 11/01/35 ............................................. 1,000,000 1,008,980
GO , 2017 A , 5% , 12/01/36 ........................................... 6,070,000 6,176,844
GO , 2017 A , 4.25% , 12/01/40 ......................................... 3,150,000 2,966,227
GO , 2017 D , 5% , 11/01/28 ........................................... 6,425,000 6,633,527
GO , 2019 A , 5% , 11/01/28 ........................................... 10,000,000 10,446,421
GO , 2019 C , 4% , 11/01/40 ........................................... 2,500,000 2,268,179
GO , 2020 , 5.75% , 5/01/45 ........................................... 7,965,000 8,315,168
GO , 2020 C , 4% , 10/01/38 ........................................... 9,750,000 9,049,008

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
State of Illinois, (continued)
GO , 2020 C , 4% , 10/01/39 ........................................... $ 4,585,000 $ 4,210,577
GO , 2021 A , 4% , 3/01/38 ............................................ 5,000,000 4,672,674
GO , 2022 B , 5% , 10/01/30 ........................................... 14,650,000 15,544,617
GO , 2022 B , 5% , 10/01/31 ........................................... 26,500,000 28,297,789
GO , 2022 C , 5% , 10/01/38 ........................................... 15,000,000 15,660,673
GO , 2022 C , 5.5% , 10/01/40 ......................................... 18,050,000 19,256,800
GO , 2022 C , 5.5% , 10/01/41 ......................................... 10,000,000 10,611,998
GO , 2022 C , 5.5% , 10/01/44 ......................................... 16,000,000 16,662,723
GO , 2023 B , 5.5% , 5/01/47 .......................................... 2,500,000 2,576,515
Tri-County River Valley Development Authority ,
Cedars of Lebanon Affordable LLC , Revenue , 2021 A , Pre-Refunded , 3.75% ,
12/01/36 ....................................................... 9,850,000 9,995,954
Cedars of Lebanon Affordable LLC , Revenue , 2021 B , Pre-Refunded , 5.75% ,
12/01/36 ....................................................... 775,000 796,503
d
Upper Illinois River Valley Development Authority , Patriot Services Group Obligated
Group , Revenue , 144A, 2024 A-1 , Refunding , 4.5% , 12/01/31 ................ 6,885,000 6,738,554
451,277,010
Indiana 1.9%
City of Carmel , Waterworks , Revenue , 2024 C , Refunding , BAM Insured , 5.25% ,
5/01/51 ......................................................... 2,150,000 2,211,292
City of Whiting , BP Products North America, Inc. , Revenue , 2021 , 3% , 11/01/51 .....
10,000,000 6,765,008
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 3,065,909
Indiana Finance Authority ,
BHI Senior Living Obligated Group , Revenue , 2016 A , 5.25% , 11/15/46 ......... 11,955,000 11,929,177
BHI Senior Living Obligated Group , Revenue , 2018 A , 5% , 11/15/53 ............ 15,000,000 13,880,016
BHI Senior Living Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/41 ... 7,250,000 6,420,491
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/53 ..................... 2,300,000 2,239,816
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.125% , 6/01/58 .................. 1,650,000 1,628,637
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.375% , 6/01/64 .................. 6,010,000 6,036,214
Citizens Wastewater of Westfield LLC , Revenue , 2019 A , Refunding , 5% , 10/01/48 16,665,000 16,773,751
CWA Authority, Inc. , Revenue, First Lien , 2012 A , 4% , 10/01/42 ............... 24,690,000 22,323,950
Greencroft Goshen Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/43 .. 7,000,000 5,898,267
Greencroft Goshen Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/51 .. 3,000,000 2,326,157
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/37 .. 5,000,000 4,606,372
Indianapolis Power & Light Co. , Revenue , 2021 A , Refunding , 1.4% , 8/01/29 ..... 5,000,000 4,361,380
Marion County Capital Improvement Board , Revenue , 2015 A , Refunding , 5.25% ,
2/01/37 ........................................................ 10,000,000 10,024,643
Ohio Valley Electric Corp. , Revenue , 2010 B , 2.5% , 11/01/30 ................. 3,925,000 3,616,037
Indiana Municipal Power Agency ,
Revenue , 2016 A , Refunding , 4% , 1/01/42 ............................... 5,860,000 5,479,154
Revenue , 2016 A , Refunding , 5% , 1/01/42 ............................... 20,000,000 20,112,964
Indianapolis Local Public Improvement Bond Bank , Revenue, Senior Lien , 2023 E ,
6.125% , 3/01/57 ................................................... 2,750,000 2,879,818
152,579,053
Iowa 0.8%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC , Revenue , 2022 , Pre-Refunded , 5% , 12/01/50 .......... 9,650,000 10,774,340
Iowa Health System Obligated Group , Revenue , 2018 B , Refunding , 5% , 2/15/48 .. 7,500,000 7,540,517
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 1,400,000 1,404,882
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 3,600,000 3,590,132
Lifespace Communities, Inc. Obligated Group , Revenue , 2018 A , 5% , 5/15/48 .... 3,225,000 3,094,742
c
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.602% , 5/15/26 ..................................... 8,250,000 7,953,762

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Finance Authority, (continued)
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ $ 2,000,000 $ 2,234,363
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.25% ,
5/15/38 ........................................................ 2,750,000 3,103,040
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.5% ,
5/15/53 ........................................................ 4,120,000 4,580,400
Iowa Tobacco Settlement Authority ,
Revenue , 2021 A-2 , 1 , Refunding , 4% , 6/01/49 ............................ 20,730,000 17,871,459
Revenue , 2021 B-1 , 2 , Refunding , 4% , 6/01/49 ........................... 2,705,000 2,552,900
64,700,537
Kansas 0.3%
Wyandotte County-Kansas City Unified Government ,
Utility System , Revenue , 2016 C , Refunding , 5% , 9/01/41 ................... 5,000,000 5,059,126
Utility System , Revenue , 2016 C , Refunding , 5% , 9/01/46 ................... 16,565,000 16,741,565
21,800,691
Kentucky 1.2%
City of Hazard , Appalachian Regional Healthcare Obligated Group , Revenue , 2021 ,
Refunding , 3% , 7/01/46 ............................................. 2,000,000 1,464,107
City of Owensboro , Water , Revenue , 2018 , Refunding , BAM Insured , 4% , 9/15/45 ...
5,000,000 4,581,244
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Pre-Refunded , 5% ,
6/01/37 ......................................................... 2,000,000 2,020,161
County of Carroll ,
Kentucky Utilities Co. , Revenue , 2008 A , Refunding , 2% , 2/01/32 .............. 3,000,000 2,499,441
c
Kentucky Utilities Co. , Revenue , 2016 A , Refunding , Mandatory Put , 1.55% , 9/01/26 2,000,000 1,920,892
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012 A , 5% , 10/01/33 ............................................... 1,000,000 1,000,000
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .......
2,340,000 1,485,375
Kentucky Bond Development Corp. ,
Revenue , 2018 A , 5% , 9/01/48 ........................................ 2,500,000 2,499,086
Centre College of Kentucky , Revenue , 2021 , 4% , 6/01/51 .................... 1,350,000 1,130,440
Transylvania University , Revenue , 2019 B , 4% , 3/01/49 ..................... 2,500,000 2,120,081
Transylvania University , Revenue , 2021 A , Refunding , 4% , 3/01/46 ............. 735,000 627,034
Transylvania University , Revenue , 2021 A , Refunding , 4% , 3/01/49 ............. 330,000 272,058
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/49 ........................ 21,200,000 20,745,500
Kentucky Municipal Power Agency ,
Revenue , 2015 A , Refunding , NATL Insured , 5% , 9/01/42 .................... 10,000,000 10,007,274
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/35 .................... 7,750,000 7,827,246
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/36 .................... 8,015,000 8,087,632
Revenue , 2019 A , Refunding , 4% , 9/01/45 ............................... 2,000,000 1,721,214
c
Kentucky Public Energy Authority , Revenue , 2022 A-2 , Mandatory Put , 4.121% , ( SOFR
+ 1.2% ), 8/01/30 .................................................. 5,000,000 4,945,409
Kentucky Rural Water Finance Corp. , Revenue , 2001 A , 5% , 2/01/26 .............
10,000 10,013
Kentucky State Property & Building Commission , Commonwealth of Kentucky ,
Revenue , 5% , 4/01/38 .............................................. 2,500,000 2,540,286
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .........
2,000,000 1,279,108
Louisville and Jefferson County ,
Metropolitan Sewer District , Revenue , 2017 A , 4% , 5/15/48 .................. 2,750,000 2,511,168
Metropolitan Sewer District , Revenue , 2018 A , Refunding , 4% , 5/15/38 .......... 5,000,000 4,733,115
Louisville/Jefferson County Metropolitan Government , Louisville Gas and Electric Co. ,
Revenue , 2003 A , Refunding , 2% , 10/01/33 .............................. 4,000,000 3,248,336
Scott County School District Finance Corp. , Scott County Board of Education ,
Revenue , 2018 , 4% , 6/01/38 ......................................... 1,615,000 1,578,204

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... $ 3,465,000 $ 3,382,235
University of Kentucky , Revenue , 2014 A , 4% , 4/01/44 ........................
2,250,000 2,029,510
96,266,169
Louisiana 3.2%
City of Shreveport ,
Water & Sewer , Revenue , 2016 B , 5% , 12/01/41 .......................... 10,000,000 10,094,948
Water & Sewer , Revenue, Junior Lien , 2019 B , AGMC Insured , 4% , 12/01/44 ..... 6,535,000 5,818,357
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/30 ........................................................ 5,000,000 5,037,379
d
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 8,900,000 7,730,005
Parish of Assumption , Revenue , 144A, 2021 , 3.875% , 11/01/45 ............... 4,355,000 3,730,129
Parish of Jefferson , Revenue , 144A, 2019 , 4% , 11/01/44 .................... 2,355,000 2,055,109
Parish of Lafourche , Revenue , 144A, 2019 , 3.95% , 11/01/43 ................. 2,000,000 1,749,372
Parish of St. Bernard , Revenue , 144A, 2021 , 4% , 11/01/45 ................... 1,900,000 1,657,617
Parish of St. Charles , Revenue , 144A, 2022 , 4.5% , 11/01/47 ................. 8,680,000 8,205,852
Parish of St. John the Baptist , Revenue , 144A, 2019 , 3.9% , 11/01/44 ........... 3,865,000 3,325,159
Parish of St. Tammany LA GOMESA , Revenue , 144A, 2020 , 3.875% , 11/01/45 .... 5,470,000 4,685,145
e
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.73%, 12/01/44 ................................................. 59,310,000 35,014,572
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/59 ...... 43,525,000 44,518,906
Franciscan Missionaries of Our Lady Health System Obligated Group , Revenue ,
2017 A , 5% , 7/01/47 .............................................. 10,000,000 9,938,267
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/51 .............................................. 9,000,000 8,836,670
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/56 .............................................. 17,595,000 17,247,395
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/46 27,500,000 27,288,803
Ochsner Clinic Foundation Obligated Group , Revenue , 2020 A , Refunding , AGMC
Insured , 3% , 5/15/47 .............................................. 9,925,000 7,474,855
d
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.375% , 1/01/40 2,500,000 2,260,513
d
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 14,000,000 11,969,640
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ 9,675,000 9,675,150
Parish of East Baton Rouge Capital Improvements District , MovEBR Sales Tax ,
Revenue , 2019 , 4% , 8/01/44 ......................................... 6,000,000 5,569,523
Port New Orleans Board of Commissioners ,
Revenue , 2020 E , 5% , 4/01/44 ........................................ 8,110,000 8,137,953
Revenue , 2020 E , 5% , 4/01/47 ........................................ 10,000,000 9,930,777
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/40 ...................................................... 5,065,000 4,844,365
256,796,461
Maryland 1.7%
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4.25% , 7/01/50 1,000,000 864,922
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 5% , 7/01/56 . 1,415,000 1,384,890
Purple Line Transit Partners LLC , Revenue , 2022 A , 5% , 11/12/28 ............. 10,000,000 10,073,266
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/52 ........... 10,000,000 9,902,900
University of Maryland Leonardtown Project , Revenue , 2024 , AGMC Insured , 5% ,
7/01/54 ........................................................ 10,000,000 10,091,098
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... 12,500,000 12,546,664

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, (continued)
Adventist Healthcare Obligated Group , Revenue , 2021 B , 4% , 1/01/51 .......... $ 23,000,000 $ 19,094,494
Loyola University Maryland, Inc. , Revenue , 2025 , Refunding , 5% , 10/01/54 ...... 28,325,000 28,532,523
MedStar Health Obligated Group , Revenue , 2015 , Refunding , 5% , 8/15/42 ....... 13,285,000 13,286,442
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 15,465,000 15,275,784
Maryland Stadium Authority , State of Maryland Built to Learn , Revenue , 2024 , 4% ,
6/01/49 ......................................................... 11,750,000 10,814,837
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/33 ............... 3,205,000 3,267,702
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/35 ............... 3,455,000 3,228,192
138,363,714
Massachusetts 1.6%
Commonwealth of Massachusetts ,
GO , 2016 G , 4% , 9/01/42 ............................................ 20,000,000 18,841,290
GO , 2018 E , 5.25% , 9/01/43 ......................................... 10,000,000 10,315,948
Transportation Fund , Revenue , 2017 A , 5% , 6/01/47 ....................... 25,055,000 25,175,723
Transportation Fund , Revenue , 2018 A , 5% , 6/01/48 ....................... 5,000,000 5,053,155
Massachusetts Bay Transportation Authority , Sales Tax , Revenue , 2005 A , 5% , 7/01/28
10,000,000 10,615,771
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 4% , 7/01/41 ....... 15,415,000 13,985,150
Springfield College , Revenue , 2021 A , 4% , 6/01/56 ........................ 3,000,000 2,074,008
d
Waste Management of Massachusetts, Inc. , Revenue , 144A, 2002 , 1.25% , 5/01/27 3,250,000 3,046,062
Massachusetts Educational Financing Authority ,
Revenue , 2017 B , Refunding , 4.25% , 7/01/46 ............................. 1,930,000 1,689,919
Revenue , 2021 C , 3% , 7/01/51 ........................................ 3,200,000 2,068,072
Revenue, Senior Lien , 2023 B , 4.25% , 7/01/44 ............................ 4,500,000 4,359,627
Massachusetts Port Authority , Revenue , 2021 E , 5% , 7/01/51 ..................
24,870,000 24,873,201
University of Massachusetts Building Authority , Revenue, Senior Lien , 2014-1 , 5% ,
11/01/39 ........................................................ 8,185,000 8,184,754
130,282,680
Michigan 0.6%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System , Revenue, Second Lien , 2006
B , NATL Insured , 5% , 7/01/36 ....................................... 10,000 10,015
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 2003 A ,
NATL Insured , 5% , 7/01/34 ......................................... 10,000 10,017
Michigan Finance Authority ,
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/36 ... 1,000,000 965,805
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/37 ... 2,000,000 1,911,787
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/38 ... 1,500,000 1,417,952
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/39 ... 250,000 233,337
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/40 ... 2,250,000 2,078,815
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... 4,000,000 3,388,731
Tobacco Settlement , Revenue, Senior Lien , 2020 B-1 , 2 , Refunding , 5% , 6/01/49 .. 1,665,000 1,673,785
Michigan State Housing Development Authority , Revenue , 2023 B , Refunding , 5% ,
6/01/54 ......................................................... 3,500,000 3,546,817
Michigan Strategic Fund ,
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/48 .... 13,345,000 13,102,205
United Methodist Retirement Communities, Inc. Obligated Group , Revenue , 2019 ,
Refunding , 5% , 11/15/49 ........................................... 7,000,000 6,230,240
Pontiac School District , GO , 2020 , 4% , 5/01/50 .............................
8,665,000 7,778,377
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2023 B , AGMC Insured , 5.5% , 12/01/48 ................................. 5,000,000 5,249,137
47,597,020

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota 0.1%
Minneapolis-St. Paul Metropolitan Airports Commission , Revenue , 2024 B , 5.25% ,
1/01/49 ......................................................... $ 6,000,000 $ 6,122,226
Mississippi 1.0%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2023 A , 4% , 6/01/53 ................................ 6,000,000 5,464,095
Mississippi Business Finance Corp. , System Energy Resources, Inc. , Revenue , 2021 ,
Refunding , 2.375% , 6/01/44 .......................................... 7,000,000 4,270,197
Mississippi Development Bank ,
City of Jackson Water & Sewer System , Revenue , 2013 , AGMC Insured , 6.875% ,
12/01/40 ....................................................... 3,400,000 3,458,474
d
County of Jackson , Revenue , 144A, 2021 , 3.625% , 11/01/36 ................. 2,510,000 2,277,284
d
Mississippi Home Corp. ,
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 7,595,000 7,433,452
e
Patriot Services Group Obligated Group , Revenue , 144A, 2024-2 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 51,565,000 30,442,192
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2016 A , 5% , 9/01/36 ... 6,350,000 6,384,831
Baptist Memorial Health Care Obligated Group , Revenue , 2016 A , 5% , 9/01/46 ... 20,000,000 19,770,902
79,501,427
Missouri 0.6%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group , Revenue , 2015 A , 4% , 1/01/45 .............. 20,005,000 18,210,631
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 4,000,000 3,779,916
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 5,000,000 5,066,846
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , AGMC Insured , 5% , 3/01/49 ................................... 20,000,000 19,924,174
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/45 ..................................................... 5,000,000 5,056,054
52,037,621
Montana 0.2%
Montana Facility Finance Authority ,
Billings Clinic Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/15/48 ....... 10,000,000 9,902,558
Kalispell Regional Medical Center Obligated Group , Revenue , 2018 B , Refunding ,
5% , 7/01/43 .................................................... 6,440,000 6,450,133
16,352,691
Nebraska 0.5%
c
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 10,000,000 10,344,566
Gretna Public Schools , GO , 2022 , 4% , 12/15/47 ............................
12,935,000 12,039,367
Omaha Public Power District Nebraska City Station Unit 2 , Revenue , 2016 A ,
Refunding , 5% , 2/01/49 ............................................. 10,000,000 10,035,129
Public Power Generation Agency , Revenue , 2016 A , Refunding , 5% , 1/01/39 .......
7,340,000 7,404,742
39,823,804
Nevada 0.2%
Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue , 2017 ,
Refunding , 5% , 9/01/47 ............................................. 2,775,000 2,687,809
Las Vegas Convention & Visitors Authority , County of Clark & City of Las Vegas
Combined Room Tax , Revenue , 2018 B , 5% , 7/01/43 ....................... 10,000,000 10,099,840
Reno-Tahoe Airport Authority ,
Revenue , 2024 A , 5.25% , 7/01/49 ..................................... 2,700,000 2,737,659

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
Reno-Tahoe Airport Authority, (continued)
Revenue , 2024 A , 5.25% , 7/01/54 ..................................... $ 1,860,000 $ 1,881,870
17,407,178
New Hampshire 0.4%
New Hampshire Business Finance Authority ,
f
Revenue , FRN , 2024-3 , A , 4.163% , 10/20/41 ............................. 4,977,580 4,603,032
Presbyterian Homes Obligated Group , Revenue , 2023 A , 5.25% , 7/01/48 ........ 2,250,000 2,268,748
Roseville Sustainable Energy Partner LLC , Revenue , 2024 C , 5.25% , 7/01/54 .... 15,285,000 15,298,350
New Hampshire Health and Education Facilities Authority Act ,
Elliot Hospital Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/38 ....... 4,000,000 4,005,341
University System of New Hampshire , Revenue , 2015 , Refunding , 5% , 7/01/45 ... 10,350,000 10,357,123
36,532,594
New Jersey 3.0%
Camden County Improvement Authority (The) , KIPP Cooper Norcross Obligated Group ,
Revenue , 2022 , 6% , 6/15/62 ......................................... 5,075,000 5,241,142
City of Newark , Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 6% ,
11/15/62 ........................................................ 4,000,000 4,423,739
New Jersey Economic Development Authority ,
State of New Jersey , Revenue , 2020 A , 5% , 11/01/44 ....................... 15,000,000 15,153,076
State of New Jersey , Revenue , 2022 A , 5% , 11/01/52 ....................... 10,000,000 10,176,303
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 14,181,191
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2021 C , Refunding , 3.25% , 12/01/51 ........................... 2,000,000 1,350,661
Revenue, Senior Lien , 2018 A , 4% , 12/01/33 ............................. 450,000 449,651
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 4,305,000 4,067,757
Revenue, Senior Lien , 2023 B , 4% , 12/01/44 ............................. 8,000,000 7,363,382
New Jersey Transportation Trust Fund Authority ,
e
State of New Jersey , Revenue , 2009 A , BAM Insured , 4.5%, 12/15/39 .......... 25,000,000 13,032,512
State of New Jersey , Revenue , 2015 AA , 5% , 6/15/45 ...................... 15,000,000 14,756,496
State of New Jersey , Revenue , 2018 A , Refunding , 5% , 12/15/36 .............. 7,000,000 7,200,578
State of New Jersey , Revenue , 2019 AA , 5.25% , 6/15/43 .................... 5,000,000 5,105,207
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/35 ...................... 3,000,000 3,181,731
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/37 ...................... 5,220,000 5,483,397
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/38 ...................... 1,000,000 1,045,709
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/39 ...................... 4,240,000 4,416,954
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/40 ...................... 2,500,000 2,593,728
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/45 ...................... 18,935,000 19,277,491
State of New Jersey , Revenue , 2020 AA , 4% , 6/15/50 ...................... 39,000,000 34,578,004
State of New Jersey , Revenue , 2021 A , Refunding , 5% , 6/15/31 ............... 7,250,000 7,855,906
State of New Jersey , Revenue , 2021 A , Refunding , 5% , 6/15/33 ............... 1,250,000 1,343,719
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 17,000,000 15,248,735
State of New Jersey , Revenue , 2022 CC , Pre-Refunded , 5.5% , 6/15/50 ......... 2,000,000 2,315,700
Tobacco Settlement Financing Corp. , Revenue , 2018 B , Refunding , 5% , 6/01/46 ....
40,000,000 38,831,448
238,674,217
New Mexico 0.4%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 21,800,000 17,945,341
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group , Revenue , 2017 A , Refunding ,
5% , 8/01/46 .................................................... 15,000,000 14,903,222
San Juan Regional Medical Center, Inc. , Revenue , 2020 , Refunding , 4% , 6/01/35 . 1,000,000 947,464
33,796,027

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York 8.3%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville University ,
Revenue , 2020 A , Refunding , 4% , 11/01/40 .............................. $ 2,200,000 $ 1,868,421
City of New York ,
GO , 2018 E-1 , 5% , 3/01/41 .......................................... 11,355,000 11,606,686
GO , 2022 D-1 , 5.5% , 5/01/46 ......................................... 2,500,000 2,664,438
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 6,000,000 5,406,171
GO , 2025 G-1 , 5.25% , 2/01/53 ........................................ 4,250,000 4,485,006
Empire State Development Corp. , State of New York Personal Income Tax , Revenue ,
2020 A , 4% , 3/15/45 ................................................ 36,905,000 33,813,324
Metropolitan Transportation Authority ,
Revenue , 2015 A-1 , 5% , 11/15/40 ..................................... 7,000,000 7,004,153
Revenue , 2016 A-1 , 5.25% , 11/15/56 ................................... 15,000,000 15,028,563
Revenue , 2016 D , Refunding , 5% , 11/15/31 .............................. 1,180,000 1,205,160
Revenue , 2019 A-2 , 5% , 11/15/45 ..................................... 46,270,000 46,379,341
Revenue , 2020 A-1 , 4% , 11/15/45 ..................................... 10,000,000 8,823,681
Revenue , 2020 A-1 , 5% , 11/15/47 ..................................... 24,300,000 24,458,259
Revenue , 2020 D , 5% , 11/15/44 ....................................... 35,000,000 35,439,313
Revenue , 2020 D , 4% , 11/15/50 ....................................... 20,000,000 17,393,908
Revenue , 2020 E , Refunding , 4% , 11/15/45 .............................. 905,000 798,928
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,725,000 5,975,348
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2017 CC-1 , Refunding , 5% , 6/15/46 .................................... 32,500,000 32,514,323
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2016 E-1 , 5% , 2/01/38 ...................... 10,000,000 10,053,485
Future Tax Secured , Revenue , 2017 F-1 , 5% , 5/01/42 ...................... 11,095,000 11,154,867
Future Tax Secured , Revenue , 2018 C-2 , 5% , 5/01/38 ...................... 11,945,000 12,230,689
Future Tax Secured , Revenue , 2018 C-3 , 4% , 5/01/43 ...................... 19,800,000 18,382,876
Future Tax Secured , Revenue , 2020 B-1 , 4% , 11/01/47 ..................... 10,000,000 9,031,710
Future Tax Secured , Revenue , 2024 F-1 , 5.25% , 2/01/53 .................... 10,000,000 10,496,220
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 10,000,000 6,898,343
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 40,000,000 44,692,764
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 24,995,000 28,405,683
New York State Dormitory Authority ,
State of New York Personal Income Tax , Revenue , 2020 A , Refunding , 4% , 3/15/48 5,000,000 4,583,619
State of New York Sales Tax , Revenue , 2017 A , 5% , 3/15/43 ................. 10,000,000 10,069,801
State of New York Sales Tax , Revenue , 2018 A , 5% , 3/15/39 ................. 13,270,000 13,583,299
State of New York Sales Tax , Revenue , 2018 C , Refunding , 5% , 3/15/37 ........ 23,000,000 23,676,752
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/44 ........ 16,000,000 16,222,050
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/45 ........ 60,365,000 61,108,093
State of New York Sales Tax , Revenue , 2018 E , Pre-Refunded , 5% , 3/15/46 ...... 5,000 5,333
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/50 ........................................ 20,000,000 17,597,412
Revenue, Junior Lien , 2016 A , 5% , 1/01/46 .............................. 9,000,000 9,022,871
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 4% , 3/15/44 7,000,000 6,529,404
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 4% , 3/15/51 12,115,000 10,999,299
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 5,000,000 5,059,202
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 5,560,000 5,578,879
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 9,360,000 9,381,603
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 5,000,000 5,178,823
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/33 ............. 7,500,000 7,877,630
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , AGMC Insured , 5.25% ,
12/31/54 ....................................................... 12,500,000 12,700,979
JFK NTO LLC , Revenue , 2023 , AGMC Insured , 5.125% , 6/30/60 .............. 2,000,000 2,010,119
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 2,500,000 2,507,318
JFK NTO LLC , Revenue , 2024 , AGMC Insured , 5% , 6/30/54 ................. 13,500,000 13,443,809

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Port Authority of New York & New Jersey , Revenue , 218 , 4% , 11/01/47 ...........
$ 13,500,000 $ 11,939,054
Triborough Bridge & Tunnel Authority , Revenue , 2022 A , 4% , 11/15/52 ............
10,000,000 9,004,700
664,291,709
North Carolina 0.6%
Greater Asheville Regional Airport Authority , Revenue , 2022 A , AGMC Insured , 5.5% ,
7/01/52 ......................................................... 5,000,000 5,186,008
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... 2,200,000 2,148,794
e
North Carolina Turnpike Authority ,
Revenue , 2009 B , AGMC Insured , 3.91%, 1/01/33 ......................... 25,000,000 18,620,735
Revenue , 2009 B , AGMC Insured , 4.02%, 1/01/34 ......................... 15,000,000 10,657,608
Revenue , 2009 B , AGMC Insured , 4.07%, 1/01/35 ......................... 15,215,000 10,304,304
46,917,449
North Dakota 0.5%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/38 .. 2,300,000 2,088,671
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/41 .. 2,000,000 1,743,394
Altru Health System Obligated Group , Revenue , 2023 A , AGMC Insured , 5% ,
12/01/53 ....................................................... 2,440,000 2,455,554
State Board of Higher Education of the State of North Dakota ,
Revenue , 2019 A , AGMC Insured , 4% , 4/01/44 ............................ 10,000,000 9,123,644
Revenue , 2019 A , AGMC Insured , 4% , 4/01/50 ............................ 9,620,000 8,321,465
University of North Dakota ,
COP , 2018 A , 5% , 4/01/48 ........................................... 5,500,000 5,528,956
COP , 2018 A , 5% , 4/01/57 ........................................... 10,000,000 10,019,138
39,280,822
Ohio 2.1%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/37 3,915,000 3,671,836
Summa Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/38 5,700,000 5,274,947
American Municipal Power, Inc. , Combined Hydroelectric , Revenue , 2016 A ,
Refunding , 5% , 2/15/46 ............................................. 20,000,000 20,038,554
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 4,505,000 3,784,794
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 6,556,929
Columbus Regional Airport Authority ,
Revenue , 2025 A , Refunding , 5.5% , 1/01/50 .............................. 5,000,000 5,220,617
Revenue , 2025 A , Refunding , 5.5% , 1/01/55 .............................. 12,500,000 13,015,208
County of Butler , UC Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/45 ........................................................ 7,500,000 7,278,954
County of Franklin ,
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/40 ................... 10,405,000 8,908,411
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/40 ....... 5,000 5,270
County of Hamilton ,
Life Enriching Communities Obligated Group , Revenue , 2023 A , 5.75% , 1/01/53 ... 4,530,000 4,658,367
UC Health Obligated Group , Revenue , 2020 , 5% , 9/15/50 ................... 7,500,000 7,187,625
Northeast Ohio Regional Sewer District , Revenue , 2017 , Refunding , 4% , 11/15/38 ..
10,000,000 9,833,335
Ohio Higher Educational Facility Commission ,
Case Western Reserve University , Revenue , 2021 A , Refunding , 4% , 12/01/44 .... 6,815,000 6,356,833
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,350,000 1,274,530
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,185,000 1,097,838
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,530,000 2,261,350

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... $ 35,000,000 $ 39,359,058
State of Ohio ,
Cleveland Clinic Health System Obligated Group , Revenue , 2019 B , 4% , 1/01/46 .. 10,000,000 9,279,419
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/38 640,000 593,485
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ 9,665,000 10,196,301
165,853,661
Oklahoma 0.1%
Oklahoma Turnpike Authority , Revenue , 2023 , 5.5% , 1/01/53 ...................
6,000,000 6,342,771
Oklahoma Water Resources Board , Revenue , 2023 B , 4% , 10/01/48 .............
4,000,000 3,717,768
10,060,539
Oregon 1.0%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ...
12,210,000 11,084,546
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
10,000,000 10,079,894
Port of Portland ,
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... 2,450,000 2,457,207
Airport , Revenue , 27 A , 5% , 7/01/38 .................................... 10,000,000 10,243,374
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,000,000 10,019,279
Airport , Revenue , 29 , 5.5% , 7/01/48 .................................... 18,500,000 19,321,054
State of Oregon ,
Housing & Community Services Department , Revenue , 2018 A , 3.6% , 1/01/33 .... 5,080,000 4,956,279
Housing & Community Services Department , Revenue , 2018 D , 3.8% , 7/01/34 .... 4,695,000 4,607,799
e
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO , 2018 A , 5.25%, 6/15/42 .......................................... 5,900,000 2,456,300
GO , 2018 A , 5.31%, 6/15/43 .......................................... 5,500,000 2,153,347
77,379,079
Pennsylvania 1.4%
Allentown Commercial and Industrial Development Authority ,
d
Executive Education Academy Charter School , Revenue , 144A, 2024 , Refunding ,
5% , 7/01/59 .................................................... 5,000,000 4,589,599
Lincoln Leadership Academy Charter School , Revenue , 2023 , 6% , 6/15/53 ....... 1,600,000 1,645,382
d
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
A , 6.75% , 9/01/61 ................................................. 10,000,000 9,623,679
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 5,000,000 4,539,870
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ........ 350,000 347,288
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/37 ........ 345,000 324,179
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 3,300,000 2,542,622
Lehigh County General Purpose Authority ,
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/52 .... 13,785,000 10,976,048
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 3,883,296
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 532,784
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,000,000 995,626
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/48 ....................................................... 9,000,000 8,513,778
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/53 ........................................................ 4,000,000 3,966,278
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 6% , 6/30/61 5,020,000 5,252,382

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, (continued)
Presbyterian Homes Obligated Group , Revenue , 2023 B-1 , 5.25% , 7/01/49 ...... $ 1,000,000 $ 1,006,399
UPMC Obligated Group , Revenue , 2022 A , Refunding , 4% , 2/15/40 ............ 5,240,000 4,936,761
Pennsylvania Housing Finance Agency ,
Revenue , 2022-139 A , Refunding , 4% , 10/01/37 ........................... 9,100,000 8,731,773
Revenue , 2023-143 A , 5.45% , 4/01/51 .................................. 10,000,000 10,328,177
Pennsylvania Turnpike Commission ,
Revenue , 2020 B , 5% , 12/01/50 ....................................... 8,000,000 8,186,829
Revenue , 2023 A , Refunding , 5% , 12/01/53 .............................. 7,585,000 7,842,913
Philadelphia Gas Works Co. , Revenue , 16th A , AGMC Insured , 4% , 8/01/45 .......
1,000,000 918,838
School District of Philadelphia (The) , GO , 2016 F , Refunding , 5% , 9/01/36 .........
4,090,000 4,156,632
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AGMC Insured , 5% , 6/01/32 ........................... 10,000,000 10,097,735
113,938,868
Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance Corp. , Revenue , 10 A , 6.5% , 4/01/27 ...
130,000 130,274
Rhode Island Student Loan Authority ,
Revenue, Senior Lien , 2021 A , 5% , 12/01/29 ............................. 2,025,000 2,109,055
Revenue, Senior Lien , 2024 A , 4.125% , 12/01/43 .......................... 2,590,000 2,283,338
4,522,667
South Carolina 2.2%
County of Greenwood , Self Regional Healthcare , Revenue , 2017 , Refunding , 4% ,
10/01/37 ........................................................ 8,465,000 8,427,284
d
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.75% , 11/01/36 ................................ 1,270,000 1,002,811
c
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 10,000,000 10,466,905
South Carolina Jobs-Economic Development Authority ,
d
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 23,315,000 19,451,215
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 22,470,000 18,746,249
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-2 , 4.75% , 12/01/26 ........... 2,115,000 2,070,498
d,e
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , 2.603%, 6/01/37 .. 17,900,000 14,047,136
d,e
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , 1.357%, 6/01/52 .. 32,000,000 23,042,262
d
FAH Pelham LLC , Revenue , 144A, 2023 A-1 , I , 6.5% , 2/01/56 ................ 24,865,000 25,350,417
d
FAH Pelham LLC , Revenue , 144A, 2023 A-2 , I , 10% , 8/01/39 ................. 770,000 723,538
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/48 ...... 25,000,000 24,748,090
South Carolina Ports Authority ,
Revenue , 2018 , 5% , 7/01/48 ......................................... 10,000,000 10,003,753
Revenue , 2018 , 5% , 7/01/55 ......................................... 10,400,000 10,228,679
South Carolina Public Service Authority , Revenue , 2025 A , 5% , 12/01/55 ..........
5,000,000 5,020,556
173,329,393
South Dakota 0.4%
South Dakota Health & Educational Facilities Authority ,
Avera Health Obligated Group , Revenue , 2017 , Refunding , 4% , 7/01/42 ......... 10,000,000 9,154,732
Avera Health Obligated Group , Revenue , 2017 , Refunding , 5% , 7/01/46 ......... 15,000,000 14,910,666
Monument Health Obligated Group , Revenue , 2017 , 4% , 9/01/37 .............. 10,920,000 10,410,998
34,476,396
Tennessee 3.5%
Chattanooga Health Educational & Housing Facility Board , CDFI Phase I LLC ,
Revenue , 2015 , Refunding , 5% , 10/01/35 ................................ 1,000,000 1,001,967
City of Germantown , GO , 2017 , 4% , 8/01/45 ...............................
2,525,000 2,391,784
City of Jackson ,
West Tennessee Healthcare Obligated Group , Revenue , 2015 , 5% , 4/01/36 ...... 3,885,000 3,885,427

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
City of Jackson, (continued)
West Tennessee Healthcare Obligated Group , Revenue , 2015 , 4% , 4/01/41 ...... $ 24,265,000 $ 21,441,464
West Tennessee Healthcare Obligated Group , Revenue , 2018 A , 5% , 4/01/41 .... 2,255,000 2,266,034
West Tennessee Healthcare Obligated Group , Revenue , 2018 A , Pre-Refunded , 5% ,
4/01/41 ........................................................ 115,000 121,968
City of Knoxville , Wastewater System , Revenue , 2015 A , Refunding , 4% , 4/01/42 ...
5,000,000 4,806,931
City of Memphis ,
Electric System , Revenue , 2020 A , 3% , 12/01/42 .......................... 2,470,000 1,945,657
Gas , Revenue , 2020 , 3% , 12/01/42 .................................... 1,000,000 787,715
City of Portland , Water & Sewer , Revenue , 2020 , AGMC Insured , 3% , 4/01/45 ......
1,775,000 1,302,847
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................
2,760,000 2,541,399
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................
5,000,000 4,766,472
Johnson City Health & Educational Facilities Board , Ballad Health Obligated Group ,
Revenue , 1998 , NATL Insured , ETM, 5.25% , 7/01/28 ....................... 8,500,000 8,773,241
Knox Chapman Utility District of Knox County , Revenue , 2012 , 4% , 1/01/40 ........
2,730,000 2,564,778
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/01/42 .... 18,000,000 18,074,011
Covenant Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/01/47 .... 22,815,000 22,513,434
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/54 ........................................................ 2,900,000 3,042,224
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/59 ........................................................ 4,750,000 4,953,483
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% ,
7/01/64 ........................................................ 3,735,000 3,711,098
University Health System Obligated Group , Revenue , 2016 , Refunding , 5% , 9/01/47 3,000,000 2,947,406
University Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 4/01/36 2,250,000 2,256,087
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 .................
1,000,000 720,087
Memphis-Shelby County Airport Authority , Revenue , 2021 A , 5% , 7/01/45 .........
12,235,000 12,275,537
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/45 ....... 3,500,000 2,832,591
Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/55 ....... 9,015,000 6,647,940
Trevecca Nazarene University , Revenue , 2021 B , 4% , 10/01/51 ............... 8,690,000 7,002,452
Vanderbilt University Medical Center Obligated Group , Revenue , 2016 A , 5% ,
7/01/46 ........................................................ 5,000,000 4,971,312
Metropolitan Nashville Airport Authority (The) ,
Revenue , 2019 B , 5% , 7/01/44 ........................................ 20,000,000 20,053,458
Revenue , 2019 B , 4% , 7/01/49 ........................................ 3,000,000 2,598,043
Revenue , 2019 B , 5% , 7/01/49 ........................................ 17,475,000 17,408,272
Revenue , 2022 B , 5.25% , 7/01/47 ..................................... 10,000,000 10,177,079
Revenue , 2022 B , 5.5% , 7/01/52 ...................................... 2,500,000 2,582,318
Shelby County Health Educational & Housing Facilities Board ,
Methodist Le Bonheur Healthcare Obligated Group , Revenue , 2017 A , 5% , 5/01/36 4,000,000 4,051,111
Rhodes College , Revenue , 2017 , Refunding , 4% , 8/01/40 ................... 2,000,000 1,933,689
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ......
2,015,000 1,667,757
c
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 55,000,000 57,667,423
Tennessee Housing Development Agency ,
Revenue , 2013-1 C , 4% , 7/01/43 ...................................... 750,000 672,053
Revenue , 2017-3 , 3.65% , 7/01/47 ..................................... 610,000 510,163
Revenue , 2018-2 , Refunding , 3.85% , 7/01/42 ............................. 1,005,000 931,521
Revenue , 2018-4 , Refunding , 4% , 7/01/43 ............................... 5,745,000 5,230,348
Revenue , 2023-3 A , 5.4% , 7/01/53 ..................................... 6,000,000 6,194,635
White House Utility District , Revenue , 2020 , Refunding , 3% , 1/01/34 .............
820,000 763,106
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 .
1,200,000 917,344
283,903,666

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 10.3%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 4% , 10/01/50 ................ $ 5,510,000 $ 4,196,503
Aldine Independent School District , GO , 2017 A , Refunding , PSF Guaranty , 5% ,
2/15/42 ......................................................... 2,445,000 2,472,540
Arlington Higher Education Finance Corp. ,
Harmony Public Schools , Revenue , 2024 , PSF Guaranty , 4% , 2/15/54 .......... 5,000,000 4,388,260
Riverwalk Education Foundation, Inc. , Revenue , 2025 , PSF Guaranty , 4.5% , 8/15/55 5,500,000 5,299,523
Riverwalk Education Foundation, Inc. , Revenue , 2025 , PSF Guaranty , 4.5% , 8/15/60 5,500,000 5,286,148
Aubrey Independent School District , GO , 2022 , PSF Guaranty , 4% , 2/15/52 ........
7,500,000 6,717,826
Austin Community College District , GO , 2023 , 5.25% , 8/01/53 ..................
6,000,000 6,291,103
Carrollton-Farmers Branch Independent School District , GO , 2023 , PSF Guaranty , 4% ,
2/15/53 ......................................................... 10,000,000 8,923,242
Cedar Hill Independent School District , GO , 2024 , PSF Guaranty , 4% , 2/15/50 .....
8,000,000 7,310,289
City of Arlington , Special Tax, Senior Lien , 2018 A , AGMC Insured , 4% , 2/15/44 .....
20,000,000 18,493,320
City of Austin ,
Electric Utility , Revenue , 2015 A , Refunding , 5% , 11/15/45 ................... 10,000,000 10,006,677
d
Whisper Valley Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2019 , 4.625% , 11/01/39 ............................ 1,405,000 1,314,814
d
Whisper Valley Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2019 , 4.75% , 11/01/48 ............................. 2,450,000 2,146,103
d
City of Celina ,
Mosaic Public Improvement District Phase No. 1B , Special Assessment , 144A, 2024 ,
5.375% , 9/01/53 ................................................. 500,000 456,322
Sutton Fields II Public Improvement District , Special Assessment , 144A, 2019 ,
4.25% , 9/01/49 .................................................. 3,065,000 2,520,499
City of Corpus Christi ,
Utility System , Revenue , 2023 , Refunding , 4% , 7/15/48 ..................... 9,000,000 8,334,453
Utility System , Revenue, Junior Lien , 2015 A , 5% , 7/15/40 ................... 13,200,000 13,208,737
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 19,000,000 17,380,005
d
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Senior Lien , 144A, 2022 A , 6% , 12/01/62 ................................ 18,285,000 16,448,807
City of Houston , Airport System , Revenue, Sub. Lien , 2023 A , Refunding , AGMC
Insured , 5.25% , 7/01/48 ............................................. 5,000,000 5,138,403
d
City of Kyle , 6 Creeks Public Improvement District Improvement Area No. 3B , Special
Assessment , 144A, 2025 , 5.125% , 9/01/46 ............................... 891,000 825,238
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41
9,690,000 9,211,914
City of Leander ,
Oak Creek Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 9/01/38 .................................................. 1,275,000 1,015,579
Oak Creek Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 9/01/44 .................................................. 1,460,000 1,043,428
d
City of Mesquite ,
Heartland Town Center Public Improvement District Phase 2 , Special Assessment ,
144A, 2023 , 5% , 9/01/43 ........................................... 816,000 762,525
Heartland Town Center Public Improvement District Phase 2 , Special Assessment ,
144A, 2023 , 5.125% , 9/01/52 ....................................... 373,000 338,618
City of Pflugerville , GO , 2023 , 4% , 8/01/49 ................................
3,500,000 3,172,102
d
City of Princeton , Eastridge Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2022 , 5.25% , 9/01/52 ......................... 1,376,000 1,277,927
d
City of Royse City ,
Waterscape Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2017 , 5% , 9/15/48 ................................ 2,700,000 2,489,078
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B , Special
Assessment , 144A, 2019 , 4.375% , 9/15/39 ............................. 610,000 549,764
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B , Special
Assessment , 144A, 2019 , 4.5% , 9/15/48 ............................... 1,260,000 1,072,753

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Clifton Higher Education Finance Corp. ,
IDEA Public Schools , Revenue , 2024 , Refunding , PSF Guaranty , 4% , 8/15/54 .... $ 4,425,000 $ 3,885,596
International Leadership of Texas, Inc. , Revenue , 2022 , PSF Guaranty , 4% , 8/15/42 2,150,000 2,040,561
International Leadership of Texas, Inc. , Revenue , 2022 , PSF Guaranty , 5% , 8/15/47 11,500,000 11,882,902
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 4.25% , 4/01/53 ... 5,500,000 5,111,130
Comal Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/01/46 ........
3,345,000 3,130,367
Community Independent School District , GO , 2022 B , PSF Guaranty , 4% , 2/15/50 ...
2,750,000 2,512,140
Conroe Independent School District , GO , 2025 , PSF Guaranty , 4% , 2/15/50 .......
15,000,000 13,702,584
Conroe Local Government Corp. ,
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/32 .... 90,000 96,897
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/33 .... 100,000 107,141
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/34 .... 100,000 106,471
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/35 .... 85,000 90,011
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/36 .... 85,000 89,431
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/41 .... 600,000 549,434
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/46 .... 700,000 617,259
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/50 .... 650,000 548,439
County of Harris , Toll Road , Revenue, First Lien , 2024 A , Refunding , 4% , 8/15/54 ...
7,500,000 6,585,845
Crowley Independent School District , GO , 2023 , PSF Guaranty , 5.25% , 2/01/53 ....
7,500,000 7,876,588
Del Valle Independent School District , GO , 2022 , PSF Guaranty , 4% , 6/15/47 ......
7,500,000 6,875,357
Forney Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% , 8/15/37
15,000,000 15,052,374
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........
20,000,000 20,123,136
FW Texas Street Public Facility Corp. , Revenue , 2025 , 5% , 5/01/38 ..............
15,000,000 15,089,221
Galena Park Independent School District , GO , 2024 , PSF Guaranty , 3% , 8/15/49 ...
1,350,000 1,028,536
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 ..........
10,000,000 10,448,279
Gulf Coast Authority , Waste Management, Inc. , Revenue , 2003 B , 1.5% , 5/01/28 ....
2,000,000 1,828,502
Harris County Cultural Education Facilities Finance Corp. , Houston Methodist Hospital
Obligated Group , Revenue , 2015 , 5% , 12/01/45 ........................... 30,000,000 29,998,410
Harris County-Houston Sports Authority , Revenue, Senior Lien , 2020 A , Refunding ,
AGMC Insured , 3.125% , 11/15/56 ..................................... 5,000,000 3,398,054
Harris-Waller Counties Municipal Utility District No. 4 ,
GO , 2022 , 5% , 11/01/34 ............................................. 795,000 789,751
GO , 2022 , 5% , 11/01/38 ............................................. 840,000 801,115
GO , 2022 , 5.25% , 11/01/41 .......................................... 1,435,000 1,354,746
GO , 2022 , 5.5% , 11/01/44 ........................................... 2,010,000 1,913,280
GO , 2022 , 5.5% , 11/01/48 ........................................... 5,445,000 5,075,416
Highland Park Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/48 ..
5,500,000 5,043,989
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2025 ,
5.25% , 10/01/54 ................................................... 1,500,000 1,450,462
Humble Independent School District , GO , 2018 , PSF Guaranty , 5% , 2/15/43 .......
10,000,000 10,100,075
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2.375% , 9/01/31 .......................................... 165,000 138,776
GO , 2021 , 2.375% , 9/01/32 .......................................... 170,000 139,237
GO , 2021 , 2.375% , 9/01/33 .......................................... 170,000 135,461
GO , 2021 , 2.5% , 9/01/34 ............................................ 180,000 141,470
GO , 2021 , 2.5% , 9/01/36 ............................................ 370,000 275,756
GO , 2021 , 2.625% , 9/01/38 .......................................... 385,000 276,499
GO , 2021 , 3% , 9/01/41 ............................................. 375,000 264,384
GO , 2021 , 3% , 9/01/46 ............................................. 750,000 486,687
GO , 2021 , 3% , 9/01/51 ............................................. 1,265,000 764,596
GO , 2024 , AGMC Insured , 4.375% , 9/01/48 .............................. 1,685,000 1,557,079
GO , 2024 , AGMC Insured , 4.5% , 9/01/54 ................................ 3,695,000 3,445,668
d
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 12,306,609 9,007,920
Lamar Consolidated Independent School District ,
GO , 2023 , 4% , 2/15/53 ............................................. 5,000,000 4,454,505

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Lamar Consolidated Independent School District, (continued)
GO , 2023 A , PSF Guaranty , 5% , 2/15/58 ................................ $ 7,000,000 $ 7,159,369
GO , 2024 , Refunding , PSF Guaranty , 4% , 2/15/54 ......................... 9,500,000 8,446,373
Lubbock-Cooper Independent School District , GO , 2023 , PSF Guaranty , 4.375% ,
2/15/53 ......................................................... 15,000,000 14,342,409
Medina Valley Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/53 ..
15,000,000 13,384,863
New Caney Independent School District , GO , 2023 , Refunding , PSF Guaranty , 5% ,
2/15/53 ......................................................... 5,555,000 5,754,573
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-Cain Hall Redevelopment I LLC , Revenue , 2016 A-1 , 5% , 4/01/46 ........ 6,000,000 6,040,960
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 5,650,000 5,455,166
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/49 ....................................................... 11,470,000 10,260,927
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/54 ....................................................... 230,000 200,812
Westminster Manor Obligated Group , Revenue , 2021 , 4% , 11/01/49 ............ 12,400,000 10,460,481
Newark Higher Education Finance Corp. , Abilene Christian University , Revenue , 2022
A , Refunding , 4% , 4/01/57 ........................................... 5,000,000 4,183,640
North Harris County Regional Water Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/15/46 ..................................................... 18,460,000 18,559,005
North Texas Tollway Authority ,
North Texas Tollway System , Revenue, First Tier , 2017 A , Refunding , 5% , 1/01/43 . 10,000,000 10,143,073
North Texas Tollway System , Revenue, Second Tier , 2018 , Refunding , 5% , 1/01/48 10,000,000 10,091,870
e
Special Projects System , Revenue , 2011 B , Pre-Refunded , 5.62%, 9/01/37 ...... 7,500,000 3,818,555
e
Special Projects System , Revenue , 2011 B , Pre-Refunded , 6.33%, 9/01/43 ...... 7,500,000 2,433,748
Special Projects System , Revenue , 2011 C , Pre-Refunded , 6.75% , 9/01/45 ...... 25,000,000 29,764,640
Northwest Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/48 .....
7,000,000 6,492,504
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 .....................
4,000,000 3,881,588
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/46 ...... 13,705,000 10,952,788
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/51 ...... 3,765,000 2,888,408
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/54 ...... 1,035,000 779,116
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... 36,500,000 33,624,300
San Jacinto River Authority ,
Revenue , 2011 , AGMC Insured , 5% , 10/01/32 ............................ 5,000,000 5,004,066
Revenue , 2011 , AGMC Insured , 5% , 10/01/37 ............................ 3,000,000 3,001,829
Southeast Regional Management District ,
GO , 2024 A , AGMC Insured , 4.25% , 4/01/49 ............................. 1,175,000 1,070,071
GO , 2024 A , AGMC Insured , 4.25% , 4/01/53 ............................. 1,755,000 1,575,637
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group , Revenue , 2018 B , 5% , 7/01/43 ........... 10,000,000 10,028,072
CHRISTUS Health Obligated Group , Revenue , 2022 A , 4% , 7/01/53 ............ 3,100,000 2,720,127
CHRISTUS Health Obligated Group , Revenue , 2022 A , 5% , 7/01/53 ............ 15,000,000 15,136,206
Texas Health Resources Obligated Group , Revenue , 2016 A , Refunding , 5% , 2/15/41 15,165,000 15,255,217
Texas Department of Housing & Community Affairs ,
Revenue , 2023 A , GNMA Insured , 5.25% , 1/01/53 ......................... 14,000,000 14,305,593
Revenue , 2024 A , GNMA Insured , 5.125% , 1/01/54 ........................ 3,000,000 3,072,348
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue , 2021 , Refunding , 5% , 12/15/29 ................................ 12,715,000 13,196,886
Revenue , 2021 , Refunding , 5% , 12/15/32 ................................ 10,350,000 10,825,370
c
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 B , Mandatory Put ,
5.5% , 1/01/34 .................................................... 13,000,000 13,964,948
c
Texas Municipal Gas Acquisition & Supply Corp. V , Revenue , 2024 , Mandatory Put ,
5% , 1/01/34 ...................................................... 12,500,000 13,002,877

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp. , NTE Mobility Partners LLC ,
Revenue, Senior Lien , 2023 , 5.5% , 12/31/58 ............................. $ 6,000,000 $ 6,154,486
e
Texas Transportation Commission ,
State Highway 249 System , Revenue, First Tier , 2019 A , 5.3%, 8/01/48 ......... 6,250,000 1,879,816
State Highway 249 System , Revenue, First Tier , 2019 A , 5.34%, 8/01/49 ........ 5,000,000 1,417,259
State Highway 249 System , Revenue, First Tier , 2019 A , 5.35%, 8/01/50 ........ 5,500,000 1,475,283
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas , Revenue , 2018 B , 4% ,
10/15/43 ....................................................... 25,000,000 23,536,385
State Water Implementation Revenue Fund for Texas , Revenue , 2019 A , 4% ,
10/15/49 ....................................................... 20,000,000 18,134,096
State Water Implementation Revenue Fund for Texas , Revenue , 2022 , 5% , 10/15/47 16,050,000 16,643,142
d
Town of Little Elm ,
Valencia Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.125% , 9/01/41 ....................................... 708,000 508,252
Valencia Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 4% , 9/01/47 ........................................... 831,000 667,226
Town of Ponder ,
Ponder Public Improvement District No. 1 , Special Assessment , 2017 , 5% , 9/01/45 500,000 486,689
Ponder Public Improvement District No. 1 , Special Assessment , 2017 , 5% , 9/01/47 865,000 833,413
Travis County Development Authority , Special Assessment , 2025 , 5.25% , 9/01/54 ...
1,400,000 1,284,741
Viridian Municipal Management District , GO , 2023 , AGMC Insured , 5% , 12/01/49 ...
1,000,000 1,000,080
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 4,633,922
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 3% , 8/15/41 ..................................... 790,000 577,938
GO, Sub. Lien , 2021 , 3% , 8/15/45 ..................................... 615,000 420,532
GO, Sub. Lien , 2021 , 3% , 8/15/51 ..................................... 1,570,000 995,555
GO, Sub. Lien , 2022 , 5.625% , 8/15/52 .................................. 1,065,000 1,055,737
Ysleta Independent School District , GO , 2022 , PSF Guaranty , 5% , 8/15/56 ........
23,445,000 23,892,919
825,359,923
Utah 1.2%
Central Utah Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/38
10,000,000 9,750,449
City of Bountiful , Sales Tax , Revenue , 2023 , 4% , 7/01/53 ......................
6,840,000 6,248,330
City of Salt Lake City ,
Airport , Revenue , 2018 A , 5% , 7/01/48 .................................. 25,110,000 25,024,011
Airport , Revenue , 2021 A , 5% , 7/01/51 .................................. 10,000,000 9,975,787
Airport , Revenue , 2023 A , 5.25% , 7/01/53 ............................... 10,000,000 10,106,766
Jordan Valley Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/41
6,000,000 5,654,640
University of Utah (The) , Revenue , 2022 A , 5% , 8/01/46 ......................
9,645,000 9,957,975
Utah Infrastructure Agency ,
Revenue , 2021 , 3% , 10/15/26 ........................................ 550,000 542,778
Revenue , 2021 , 4% , 10/15/28 ........................................ 350,000 347,267
Revenue , 2021 , 4% , 10/15/32 ........................................ 540,000 525,101
Revenue , 2021 , 4% , 10/15/41 ........................................ 1,450,000 1,285,943
Revenue , 2021 , 3% , 10/15/45 ........................................ 2,000,000 1,406,075
Revenue , 2022 , 5% , 10/15/37 ........................................ 1,200,000 1,233,548
Revenue , 2022 , 5% , 10/15/46 ........................................ 3,650,000 3,610,232
Revenue , 2024 , 5.5% , 10/15/44 ....................................... 650,000 677,685
Revenue , 2024 , 5.5% , 10/15/48 ....................................... 650,000 670,037
Utah State University , Student Fee & Housing , Revenue , 2023 , 5% , 4/01/56 .......
10,120,000 10,266,784
97,283,408

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia 0.6%
Amelia County Industrial Development Authority , Waste Management, Inc. , Revenue ,
2002 , Refunding , 1.45% , 4/01/27 ...................................... $ 2,350,000 $ 2,217,133
Hampton Roads Transportation Accountability Commission , Transportation Fund ,
Revenue, Senior Lien , 2020 A , 5% , 7/01/60 .............................. 19,000,000 19,303,569
Virginia Housing Development Authority , Revenue , 2023 F , FHA Insured , 5% , 11/01/43
11,120,000 11,237,191
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 ..................
70,000 70,052
Virginia Small Business Financing Authority ,
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/52 3,730,000 3,735,054
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/57 6,270,000 6,182,929
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/51 .................................................... 4,000,000 3,286,417
46,032,345
Washington 2.8%
Central Puget Sound Regional Transit Authority , Sales Motor Vehicle & Rental Car Tax ,
Revenue , 2021 S-1 , Refunding , 4% , 11/01/46 ............................. 20,000,000 18,300,030
City of Seattle , Municipal Light & Power , Revenue , 2018 A , 4% , 1/01/42 ..........
10,855,000 10,300,861
County of Spokane , Airport , Revenue , 2024 B , 5.25% , 1/01/54 .................
11,690,000 11,821,435
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 ..............
34,480,000 33,200,923
Grant County Public Hospital District No. 1 , GO , 2023 , 5.125% , 12/01/52 .........
4,500,000 4,387,938
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................
5,000 5,004
Port of Seattle ,
Revenue , 2018 A , 5% , 5/01/38 ........................................ 15,000,000 15,051,192
Revenue , 2019 , 4% , 4/01/44 ......................................... 4,000,000 3,500,447
Skagit County Public Hospital District No. 1 , Revenue , 2024 , 5.5% , 12/01/54 .......
3,050,000 3,130,204
University of Washington , Revenue , 2018 , 5% , 4/01/48 .......................
29,450,000 29,709,466
Vancouver Housing Authority , Revenue , 2024 , 4% , 8/01/34 ....................
6,000,000 5,870,210
Washington Health Care Facilities Authority ,
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/29 ....................................................... 250,000 265,104
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/33 ....................................................... 250,000 262,846
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/34 ....................................................... 300,000 268,763
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 4% ,
12/01/45 ....................................................... 1,200,000 1,068,000
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 4% ,
12/01/48 ....................................................... 910,000 802,461
Multicare Health System Obligated Group , Revenue , 2017 B , Refunding , 4% , 8/15/41 25,000,000 22,761,763
Providence St. Joseph Health Obligated Group , Revenue , 2012 A , 5% , 10/01/42 .. 10,175,000 10,193,370
Providence St. Joseph Health Obligated Group , Revenue , 2014 D , Refunding , 5% ,
10/01/38 ....................................................... 8,000,000 8,002,575
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 3,350,004
Washington State Convention Center Public Facilities District , Lodging Tax , Revenue ,
2021 B , Refunding , 4% , 7/01/43 ....................................... 14,855,000 13,072,867
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 20,691,038 19,064,160
d
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 2,840,000 2,333,028
d
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 6.375% ,
7/01/63 ........................................................ 6,220,000 6,699,678
223,422,329
West Virginia 0.8%
County of Ohio , Tax Allocation , 2024 , Refunding , 5.25% , 6/01/53 ................
1,500,000 1,468,123
c
West Virginia Economic Development Authority , Kentucky Power Co. , Revenue , 2014
A , Refunding , Mandatory Put , 4.7% , 6/17/26 ............................. 6,000,000 6,036,549

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
West Virginia (continued)
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% ,
1/01/43 ........................................................ $ 10,000,000 $ 9,950,608
Vandalia Health, Inc. Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/38 . 3,040,000 3,071,864
Vandalia Health, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6% , 9/01/53 . 3,000,000 3,221,735
West Virginia United Health System Obligated Group , Revenue , 2017 A , 5% , 6/01/47 7,000,000 7,000,494
West Virginia United Health System Obligated Group , Revenue , 2018 A , 5% , 6/01/52 20,700,000 20,464,571
West Virginia Water Development Authority ,
Revenue , 2016 A , Refunding , 5% , 10/01/36 .............................. 5,000,000 5,060,664
Revenue , 2016 A , Refunding , 5% , 10/01/45 .............................. 5,435,000 5,453,401
61,728,009
Wisconsin 4.7%
Public Finance Authority ,
Revenue , 2023-1 , A , 5.75% , 7/01/62 ................................... 23,793,410 24,103,502
d
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 21,085,631 16,597,812
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 A , 5% ,
11/15/41 ....................................................... 1,205,000 1,219,684
Blue Ridge Healthcare Obligated Group , Revenue , 2020 A , Refunding , 3% , 1/01/50 2,185,000 1,550,879
CFC-SA LLC , Revenue, Senior Lien , 2022 A , 5% , 2/01/62 ................... 10,000,000 9,598,324
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/41 .......... 1,000,000 873,748
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/61 .......... 10,000,000 7,710,141
d
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 10,000,000 10,140,483
c
Duke Energy Progress LLC , Revenue , 2022 B , Refunding , Mandatory Put , 4% ,
10/01/30 ....................................................... 2,200,000 2,193,934
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.5% , 7/01/52 ...... 5,000,000 5,095,156
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.625% , 7/01/55 .... 6,620,000 6,743,532
d
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 22,945,000 21,862,384
d
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 22,825,000 23,419,137
d
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 24,375,000 20,392,081
NC A&T Real Estate Foundation LLC , Revenue , 2024 A , 5.25% , 6/01/54 ........ 2,325,000 2,295,212
d
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 11,975,000 11,720,288
d,e
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 122,250,000 72,172,170
d
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 22,565,000 22,467,781
d
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 B , 7.5% , 12/01/29 ..... 2,645,000 2,735,370
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51 ................. 730,000 587,367
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 3/31/56 ................. 30,185,000 23,724,474
Southeastern Regional Medical Center Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 2/01/39 ............................................ 4,755,000 3,972,016
Southeastern Regional Medical Center Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 2/01/46 ............................................ 11,980,000 9,065,600
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/41 ............ 1,280,000 1,117,421
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/51 ............ 10,000 7,997
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/61 ............ 6,000,000 4,626,693
Triad Math & Science Academy Co. , Revenue , 2022 , 5.25% , 6/15/52 ........... 1,610,000 1,540,966
Triad Math & Science Academy Co. , Revenue , 2022 , 5.375% , 6/15/57 .......... 1,550,000 1,496,573
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.5% , 6/15/55 ... 2,135,000 2,107,870
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.25% , 6/15/65 .. 1,125,000 1,066,188
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/46 ....... 5,075,000 3,965,039
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/51 ....... 5,705,000 4,216,123
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/56 ....... 2,250,000 1,616,899
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/41 ........................................... 1,010,000 916,347

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/51 ........................................... $ 2,185,000 $ 1,775,306
e
Wisconsin Center District , Revenue, Junior Lien , 2020 D , AGMC Insured , 5.01%,
12/15/45 ........................................................ 20,000,000 7,200,374
Wisconsin Health & Educational Facilities Authority ,
Children's Hospital of Wisconsin Obligated Group , Revenue , 2017 , Refunding , 4% ,
8/15/42 ........................................................ 15,000,000 13,814,344
Marshfield Clinic Health System Obligated Group , Revenue , 2017 C , Refunding , 5% ,
2/15/47 ........................................................ 20,000,000 19,783,196
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/47 .................................................... 5,200,000 4,218,664
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/57 .................................................... 1,400,000 1,049,970
St. John's Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding , 4% ,
9/15/36 ........................................................ 530,000 492,535
St. John's Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding , 4% ,
9/15/45 ........................................................ 475,000 396,752
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/36 ........................................................ 775,000 720,216
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/46 ...... 895,000 725,993
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/51 ...... 1,335,000 1,033,713
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/55 ...... 1,760,000 1,333,273
Wisconsin Masonic Home Obligated Group , Revenue , 2024 A , 5.75% , 8/15/59 .... 1,940,000 1,992,161
377,455,688
U.S. Territories 2.5%
District of Columbia 2.0%
District of Columbia ,
Catholic University of America (The) , Revenue , 2017 B , 5% , 10/01/42 .......... 20,535,000 20,550,284
Catholic University of America (The) , Revenue , 2017 B , 5% , 10/01/47 .......... 25,110,000 23,775,770
Catholic University of America (The) , Revenue , 2018 , Refunding , 5% , 10/01/43 ... 4,000,000 3,947,630
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 1,000,000 971,656
International School Obligated Group , Revenue , 2019 , 5% , 7/01/54 ............ 1,905,000 1,824,049
Water & Sewer Authority , Revenue, Senior Lien , 2018 A , 5% , 10/01/49 .......... 25,000,000 25,278,168
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2018 A , Refunding , 5% , 10/01/48 ....................... 10,275,000 10,285,842
Aviation , Revenue , 2019 A , Refunding , 5% , 10/01/49 ....................... 10,000,000 10,004,681
Aviation , Revenue , 2023 A , Refunding , 5.25% , 10/01/53 ..................... 6,000,000 6,096,385
Dulles Toll Road , Revenue, Second Lien , 2009 C , Pre-Refunded , AGMC Insured ,
6.5% , 10/01/41 .................................................. 25,000,000 26,163,830
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/49 ........ 13,555,000 11,712,091
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2021 A , 4% , 7/15/43 ............................... 12,775,000 11,922,297
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/56 ..................... 12,000,000 12,340,519
164,873,202
Puerto Rico 0.5%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 5,780,000 5,623,760
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 317,172 312,668
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 2,419,017 2,371,155
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 27,576,000 26,382,977

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... $ 5,593,000 $ 5,162,804
39,853,364
Total U.S. Territories .................................................................... 204,726,566
Total Municipal Bonds (Cost $ 8,201,974,736 ) ...................................
7,894,128,521
Shares
Escrows and Litigation Trusts 0.0%
†
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 1,723,393 1,378,715
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
1,378,715
Total Long Term Investments (Cost $ 8,237,634,736 ) .............................
7,931,265,815
a
a a a a
Short Term Investments 0.3%
Principal
Amount
Municipal Bonds 0.3%
California 0.2%
h
Los Angeles Department of Water & Power ,
Power System , Revenue , 2002 A-6 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.7% , 7/01/35 ....................................... 10,200,000 10,200,000
Power System , Revenue , 2023 C-1 , SPA TD Bank NA , Daily VRDN and Put , 3.85% ,
7/01/57 ........................................................ 5,125,000 5,125,000
Power System , Revenue , 2023 F-2 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.5% , 7/01/47 .................................. 3,100,000 3,100,000
18,425,000
Minnesota 0.0%
†
h
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Bank of America NA , Daily VRDN and Put , 2.55% , 11/15/48 ..... 3,400,000 3,400,000
New York 0.1%
h
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2022 DD , Refunding , Daily VRDN and Put , 2.5% , 6/15/33 ................... 2,700,000 2,700,000
Total Municipal Bonds (Cost $ 24,525,000 ) ......................................
24,525,000
Total Short Term Investments (Cost $ 24,525,000 ) ................................
24,525,000
a
Total Investments (Cost $ 8,262,159,736 ) 99.0% ..................................
$7,955,790,815
Other Assets, less Liabilities 1.0% .............................................
83,777,844
Net Assets 100.0% ...........................................................
$8,039,568,659

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 50 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Non-income producing.
c
The maturity date shown represents the mandatory put date.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $896,009,532, representing 11.1% of net assets.
e
The rate shown represents the yield at period end.
f
The coupon rate shown represents the rate at period end.
g
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
April 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $8,262,159,736
Value - Unaffiliated issuers .................................................................. $7,955,790,815
Cash .................................................................................... 116,241
Receivables:
Capital shares sold ........................................................................ 1,697,725
Interest ................................................................................. 105,275,857
Unrealized appreciation on unfunded commitments (Note 1 b ) .......................................... 909,503
Total assets .......................................................................... 8,063,790,141
Liabilities:
Payables:
Capital shares redeemed ................................................................... 16,316,303
Management fees ......................................................................... 3,032,010
Distribution fees .......................................................................... 807,185
Transfer agent fees ........................................................................ 1,144,926
Distributions to shareholders ................................................................. 2,027,713
Accrued expenses and other liabilities ........................................................... 893,345
Total liabilities ......................................................................... 24,221,482
Net assets, at value ................................................................. $8,039,568,659
Net assets consist of:
Paid-in capital ............................................................................. $9,190,136,005
Total distributable earnings (losses) ............................................................. (1,150,567,346)
Net assets, at value ................................................................. $8,039,568,659

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Federal Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $1,990,038,653
Shares outstanding ........................................................................ 189,217,605
Net asset value per share
a ,b
.................................................................. $10.52
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $10.93
Class A1:
Net assets, at value ....................................................................... $4,024,437,809
Shares outstanding ........................................................................ 382,624,740
Net asset value per share
a ,b
.................................................................. $10.52
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $10.93
Class C:
Net assets, at value ....................................................................... $127,394,208
Shares outstanding ........................................................................ 12,121,865
Net asset value and maximum offering price per share
a ,b
............................................ $10.51
Class R6:
Net assets, at value ....................................................................... $791,700,267
Shares outstanding ........................................................................ 75,203,472
Net asset value and maximum offering price per share
b
............................................. $10.53
Advisor Class:
Net assets, at value ....................................................................... $1,105,997,722
Shares outstanding ........................................................................ 105,034,835
Net asset value and maximum offering price per share
b
............................................. $10.53
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Operations
for the year ended April 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal Tax-
Free Income
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $57,028
Interest:
Unaffiliated issuers ........................................................................ 368,425,886
Total investment income ................................................................... 368,482,914
Expenses:
Management fees (Note 3 a ) ................................................................... 38,507,745
Distribution fees: (Note 3c )
Class A ................................................................................ 5,052,618
Class A1 ............................................................................... 4,414,253
Class C ................................................................................ 1,008,694
Transfer agent fees: (Note 3e )
Class A ................................................................................ 1,141,695
Class A1 ............................................................................... 2,495,163
Class C ................................................................................ 87,798
Class R6 ............................................................................... 110,558
Advisor Class ............................................................................ 651,302
Custodian fees (Note 4 ) ...................................................................... 48,992
Reports to shareholders fees .................................................................. 127,969
Registration and filing fees .................................................................... 183,706
Professional fees ........................................................................... 176,032
Trustees' fees and expenses .................................................................. 92,944
Other .................................................................................... 647,758
Total expenses ......................................................................... 54,747,227
Expense reductions (Note 4 ) ............................................................... (40,073)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (4,357)
Net expenses ......................................................................... 54,702,797
Net investment income ................................................................ 313,780,117
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (53,657,033)
Non-controlled affiliates (Note 3 f ) ............................................................ (282,878)
Net realized gain (loss) .................................................................. (53,939,911)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (52,018,590)
Non-controlled affiliates (Note 3 f ) ............................................................ 291,970
Net change in unrealized appreciation (depreciation) ............................................ (51,726,620)
Net realized and unrealized gain (loss) ............................................................ (105,666,531)
Net increase (decrease) in net assets resulting from operations .......................................... $208,113,586

Franklin Federal Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Federal Tax-Free Income Fund
Year Ended
April 30, 2025
Year Ended
April 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $313,780,117 $324,893,282
Net realized gain (loss) ................................................. (53,939,911) (79,852,503)
Net change in unrealized appreciation (depreciation) ........................... (51,726,620) 12,396,194
Net increase (decrease) in net assets resulting from operations ................ 208,113,586 257,436,973
Distributions to shareholders:
Class A ............................................................. (70,738,894) (66,879,650)
Class A1 ............................................................ (160,948,680) (174,734,353)
Class C ............................................................. (4,802,568) (6,366,664)
Class R6 ............................................................ (31,174,415) (31,965,222)
Advisor Class ........................................................ (43,173,369) (39,920,179)
Total distributions to shareholders .......................................... (310,837,926) (319,866,068)
Capital share transactions: (Note 2 )
Class A ............................................................. 50,235,206 40,419,438
Class A1 ............................................................ (529,565,288) (580,112,407)
Class C ............................................................. (52,332,071) (64,109,971)
Class R6 ............................................................ (22,049,972) (113,909,215)
Advisor Class ........................................................ (14,004,164) 136,583,996
Total capital share transactions ............................................ (567,716,289) (581,128,159)
Net increase (decrease) in net assets ................................... (670,440,629) (643,557,254)
Net assets:
Beginning of year ....................................................... 8,710,009,288 9,353,566,542
End of year ........................................................... $8,039,568,659 $8,710,009,288

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Federal Tax-Free Income Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
and the Fund may be obligated to perform on such
agreements at a future date. Unfunded commitments are
marked to market daily and any unrealized appreciation
or depreciation is included in the Statement of Assets and
Liabilities and the Statement of Operations. At April 30, 2025,
unfunded commitments were as follows:
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
The Fund may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Fund. Dividend income is recorded on the ex-dividend
date. Dividends from net investment income are normally
declared daily; these dividends may be reinvested or paid
monthly to shareholders. Distributions from net realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
Borrower
Unfunded
Commitment
Franklin Federal Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $3,809,333
B-2, 7.125%, 7/01/59 18,500,231
$22,309,564
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
April 30, 2025
Year Ended
April 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 39,094,355 $422,755,566 45,291,811 $479,825,027
Shares issued in reinvestment of distributions .......... 6,181,886 66,861,343 5,947,644 63,025,429
Shares redeemed ............................... (40,669,921) (439,381,703) (47,583,185) (502,431,018)
Net increase (decrease) .......................... 4,606,320 $50,235,206 3,656,270 $40,419,438
Class A1 Shares:
Shares sold ................................... 6,989,511 $75,720,306 9,207,147 $97,504,088
Shares issued in reinvestment of distributions .......... 13,178,274 142,577,579 14,621,101 154,894,071
Shares redeemed ............................... (69,092,499) (747,863,173) (78,628,347) (832,510,566)
Net increase (decrease) .......................... (48,924,714) $(529,565,288) (54,800,099) $(580,112,407)
Class C Shares:
Shares sold ................................... 1,007,089 $10,887,435 1,616,526 $17,092,036
Shares issued in reinvestment of distributions .......... 425,366 4,599,719 574,477 6,078,985
Shares redeemed
a
.............................. (6,269,094) (67,819,225) (8,263,354) (87,280,992)
Net increase (decrease) .......................... (4,836,639) $(52,332,071) (6,072,351) $(64,109,971)
Class R6 Shares:
Shares sold ................................... 7,869,457 $85,412,404 34,234,418 $352,818,204
Shares issued in reinvestment of distributions .......... 2,862,463 30,992,280 2,993,543 31,744,930
Shares redeemed ............................... (12,743,185) (138,454,656) (48,818,253) (498,472,349)
Net increase (decrease) .......................... (2,011,265) $(22,049,972) (11,590,292) $(113,909,215)
Advisor Class Shares:
Shares sold ................................... 25,054,287 $271,652,856 68,214,785 $704,957,450
Shares issued in reinvestment of distributions .......... 3,734,871 40,448,007 3,481,166 36,923,548
Shares redeemed ............................... (30,158,290) (326,105,027) (58,321,729) (605,297,002)
Net increase (decrease) .......................... (1,369,132) $(14,004,164) 13,374,222 $136,583,996
1. Organization and Significant Accounting Policies
(continued)
f. Accounting Estimates
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended April 30, 2025, the gross effective investment management fee rate was 0.450% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended April 30, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$1,402,078 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended April 30, 2025, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $65,831
CDSC retained .............................................................................. $143,390
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $1,963,763 $— $(1,972,855) $(282,878) $291,970 $— — $57,028
Total Affiliated Securities ... $1,963,763 $— $(1,972,855) $(282,878) $291,970 $— $57,028
3 . Transactions with Affiliates (continued)
c. Distribution Fees
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until August 31, 2025.
h. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended April 30, 2025, these purchase and sale transactions aggregated $362,946,449 and $423,852,545, respectively, with net realized losses of
$1,872,530.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended April 30, 2025, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2025, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended April 30, 2025 and 2024 , was as follows:
At April 30, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 308,965,459
Long term ................................................................................ 547,499,182
Total capital loss carryforwards ............................................................... $856,464,641
a
a
Includes $90,841,159 from the merged Franklin Florida Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund and Franklin Tennessee Municipal Bond Fund,
which may be carried over to offset future capital gains, subject to certain limitations.
2025 2024
Distributions paid from:
Ordinary income .......................................................... $2,182,181 $9,243,073
Tax exempt income ........................................................ 308,655,745 310,622,995
$310,837,926 $319,866,068
Cost of investments .......................................................................... $8,257,785,663
Unrealized appreciation ........................................................................ $136,909,426
Unrealized depreciation ........................................................................ (438,904,274)
Net unrealized appreciation (depreciation) .......................................................... $(301,994,848)
3 . Transactions with Affiliates (continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2025, aggregated
$811,781,127 and $1,367,163,336, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April 30,
2025, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended April 30, 2025, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Distributable earnings:
Undistributed tax exempt income ................................................................. $9,010,352
5. Income Taxes
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  year .
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Corporate Bonds ........................ — — 35,758,579 35,758,579
Municipal Bonds ......................... — 7,894,128,521 — 7,894,128,521
Escrows and Litigation Trusts ............... — — 1,378,715 1,378,715
Short Term Investments ................... — 24,525,000 — 24,525,000
Total Investments in Securities ........... $— $7,918,653,521 $37,137,294 $7,955,790,815
Other Financial Instruments:
Unfunded Commitments .................. $— $— $909,503 $909,503
Total Other Financial Instruments ......... $— $— $909,503 $909,503
a
Includes financial instruments determined to have no value.
9. Fair Value Measurements
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHA
Federal Housing Administration
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
TSOF
Term SOFR

Franklin Federal Tax-Free Income Fund

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Annual Report
Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of Franklin Federal Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Federal Tax-Free Income Fund (the "Fund") as of April 30, 2025, the related statement of operations for the year ended April
30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian and private placement agents; when replies were not received, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
June 18, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Federal Tax-Free Income Fund
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2025:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $308,655,745
Qualified Net Interest Income (QII) §871(k)(1)(C) $3,157,808
Section 163(j) Interest Earned §163(j) $366,409,021

Franklin Federal Tax-Free Income Fund

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Annual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
FRANKLIN FEDERAL TAX-FREE INCOME FUND
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager)
and the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Federal Tax-Free Income Fund

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Annual Report
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below. The class Broadridge used to calculate the performance
(and expense) data for the Fund was changed from Class A1 to Class A this year. Class A1 was historically used to calculate the performance data as the class has a longer track record than Class A; however, Class A has a Rule 12b-1 fee that is more aligned with the fee charged by a majority of the Fund’s Performance Universe peers and is available for new investor purchases, unlike Class A1 which is only available to existing Class A1 shareholders.
The Performance Universe for the Fund included the Fund and all retail and institutional general and insured municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one- and five-
year periods was above the median of its Performance Universe, but for the three-year period was below the median of its
Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund
(e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and Class A and Investor Class for each other fund in its Expense Group. The Board received a description of the methodology used by
Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 11 other general and insured municipal debt funds. The Board noted
that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The
Board discussed these expenses with management and management noted that both the Fund’s Management Rate and actual total expense ratio were approximately five basis points above the medians of the Expense Group. Management also noted the Fund’s above median, positive annualized income return for each reporting period ended December 31, 2024. The
Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Franklin Federal Tax-Free Income Fund

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Annual Report
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4316-AFSOI 06/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Federal Tax-Free Income Fund

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 26, 2025
By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	June 26, 2025